                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08104

                               CONSTELLATION FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                            303 Broadway, Suite 1100
                              Cincinnati, OH 45202
               (Address of principal executive offices) (Zip code)

                               Constellation Funds
                                 P.O. Box 219520
                           Kansas City, MO 64105-9520
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-242-5742

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Clover Core Value Fund

--------------------------------------------------------------------------------
                                                            Shares   Value (000)
--------------------------------------------------------------------------------
COMMON STOCK (99.5%)

CONSUMER DISCRETIONARY (7.0%)
   Barnes & Noble                                           31,300     $ 1,142
   Comcast, Cl A (A)*                                       30,600       1,002
   JC Penney (A)                                            26,200       1,769
   McDonald's                                               27,100         911
   Walt Disney (A)                                          64,900       1,947
                                                                       -------
                                                                         6,771
                                                                       -------
CONSUMER STAPLES (9.9%)
   Altria Group                                             20,000       1,469
   Constellation Brands, Cl A*                              42,000       1,050
   CVS                                                      64,900       1,992
   Dean Foods*                                              46,500       1,729
   HJ Heinz                                                 41,600       1,715
   UST                                                      35,000       1,582
                                                                       -------
                                                                         9,537
                                                                       -------
ENERGY (12.3%)
   ConocoPhillips                                           45,600       2,988
   Exxon Mobil (A)                                          32,200       1,975
   National Oilwell Varco (A)*                              35,800       2,267
   Noble Energy                                             27,000       1,265
   Valero Energy                                            50,100       3,333
                                                                       -------
                                                                        11,828
                                                                       -------
FINANCIALS (32.6%)**
   ACE                                                      39,600       2,004
   Assurant (A)                                             40,500       1,960
   Bank of New York                                         47,600       1,533
   Citigroup                                                56,900       2,745
   Hartford Financial Services Group                        34,100       2,885
   Host Hotels & Resorts (A)                                60,500       1,323
   JPMorgan Chase                                           56,100       2,356
   Loews                                                    84,900       3,010
   Merrill Lynch                                            34,000       2,365
   Morgan Stanley                                           23,700       1,498
   Radian Group                                             29,000       1,792
   RenaissanceRe Holdings                                   20,600         998
   Torchmark                                                39,200       2,380
   Wachovia (A)                                             29,000       1,568
   Wells Fargo                                              43,800       2,938
                                                                       -------
                                                                        31,355
                                                                       -------
HEALTH CARE (6.8%)
   Aetna                                                    36,000       1,437
   Biogen Idec*                                             41,500       1,923
   Community Health Systems*                                26,900         989
   Sanofi-Aventis ADR                                       44,600       2,172
                                                                       -------
                                                                         6,521
                                                                       -------
INDUSTRIALS (10.7%)
   Burlington Northern Santa Fe                             28,300       2,243
   Deere (A)                                                25,700       2,145
   General Electric                                         84,400       2,782
   Honeywell International                                  39,500       1,592
   Republic Services                                        37,900       1,529
                                                                       -------
                                                                        10,291
                                                                       -------
INFORMATION TECHNOLOGY (8.1%)
   BISYS Group*                                             99,000       1,356
   Digital Insight*                                         46,525       1,595


--------------------------------------------------------------------------------
                                                            Shares   Value (000)
--------------------------------------------------------------------------------
   eFunds*                                                  55,900    $  1,233
   EMC*                                                     86,000         944
   Fairchild Semiconductor
      International (A)*                                    96,500       1,753
   Ingram Micro, Cl A*                                      49,900         905
                                                                      --------
                                                                         7,786
                                                                      --------
MATERIALS (2.9%)
   Lubrizol                                                 39,100       1,558
   Syngenta ADR                                             47,900       1,272
                                                                      --------
                                                                         2,830
                                                                      --------
TELECOMMUNICATION SERVICES (2.4%)
   AT&T (A)                                                 82,700       2,306
                                                                      --------
UTILITIES (6.8%)
   Constellation Energy Group                               24,800       1,352
   Dominion Resources                                       14,100       1,055
   Duke Energy (A)                                          34,500       1,013
   Edison International                                     23,300         909
   Exelon                                                   19,500       1,108
   National Fuel Gas                                        31,300       1,100
                                                                      --------
                                                                         6,537
                                                                      --------
Total Common Stock
   (Cost $86,439)                                                       95,762
                                                                      --------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (18.8%)
   BlackRock Institutional Money Market
      Trust                                             18,112,216      18,112
                                                                      --------
Total Short-Term Investment Held as Collateral
   for Loaned Securities
   (Cost $18,112)                                                       18,112
                                                                      --------
CASH EQUIVALENT (1.8%)
   BlackRock TempCash Fund,
      Institutional Shares, 5.04% (B)                    1,761,146       1,761
                                                                      --------
Total Cash Equivalent
  (Cost $1,761)                                                          1,761
                                                                      --------
Total Investments (120.1%)
  (Cost $106,312)                                                     $115,635
                                                                      ========

Percentages are based on Net Assets of $96,233,375.

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A) The security or a portion of this security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $17,726,477.

(B)  The rate shown was the 7-day effective yield as of June 30, 2006.

ADR -- American Depositary Receipt
Cl -- Class

At June 30, 2006, the tax basis cost of the Fund's investments was $106,408,414, and the unrealized appreciation and depreciation were $10,716,396 and $(1,489,923), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Clover Small Cap Value Fund

--------------------------------------------------------------------------------
                                                            Shares   Value (000)
--------------------------------------------------------------------------------
COMMON STOCK (98.0%)

CONSUMER DISCRETIONARY (13.8%)
   Aftermarket Technology*                                  62,100     $ 1,543
   AnnTaylor Stores*                                        61,300       2,659
   Brown Shoe                                               65,075       2,218
   Callaway Golf                                           118,525       1,540
   Childrens Place Retail Stores*                           17,100       1,027
   Dollar Tree Stores (A)*                                  55,300       1,465
   Domino's Pizza                                          101,175       2,503
   GameStop, Cl A*                                          56,325       2,366
   Genesco*                                                 48,175       1,632
   Group 1 Automotive                                       15,400         868
   Guess?*                                                  28,250       1,179
   HOT Topic*                                               61,550         708
   Lifetime Brands                                          65,000       1,409
   Monarch Casino & Resort*                                 41,800       1,175
   Multimedia Games*                                        81,075         821
   OfficeMax                                                36,000       1,467
   Pantry*                                                  43,475       2,502
   Phillips-Van Heusen                                      98,125       3,744
   Rent-A-Center*                                           83,650       2,079
   Steiner Leisure*                                         24,225         958
   Too*                                                     55,100       2,115
   Valuevision Media, Cl A*                                140,625       1,551
   Wolverine World Wide                                    105,600       2,464
                                                                       -------
                                                                        39,993
                                                                       -------
CONSUMER STAPLES (2.7%)
   Andersons                                                20,450         851
   Church & Dwight                                          45,475       1,656
   Loews Corp - Carolina Group (A)                          54,125       2,781
   Performance Food Group*                                  46,575       1,415
   Spartan Stores*                                          78,000       1,141
                                                                       -------
                                                                         7,844
                                                                       -------
ENERGY (6.2%)
   Cabot Oil & Gas                                          45,875       2,248
   Denbury Resources*                                       55,725       1,765
   Encore Acquisition*                                      43,325       1,162
   Giant Industries*                                        25,075       1,669
   Helmerich & Payne                                        36,250       2,184
   NS Group*                                                25,325       1,395
   Oceaneering International*                               44,900       2,059
   SEACOR Holdings*                                         24,750       2,032
   Tesoro                                                   21,425       1,593
   Whiting Petroleum (A)*                                   44,750       1,874
                                                                       -------
                                                                        17,981
                                                                       -------
FINANCIALS (33.1%)**
   Advanta, Cl B                                            84,400       3,034
   Affiliated Managers Group (A)*                           18,025       1,566
   AG Edwards                                               19,975       1,105
   Annaly Mortgage Management (A)                          160,600       2,057
   Bankunited Financial, Cl A                               42,425       1,295
   Capital Trust, Cl A                                      21,450         764
   Cash America International                               47,400       1,517
   CBL & Associates Properties                              37,525       1,461
   Central Pacific Financial                                48,700       1,885
   Colonial BancGroup                                      162,425       4,171
   Delphi Financial Group, Cl A                             52,200       1,898
   East West Bancorp (A)                                    47,925       1,817
   FelCor Lodging Trust                                    304,550       6,621
   Financial Federal                                        67,650       1,881


--------------------------------------------------------------------------------
                                                            Shares   Value (000)
--------------------------------------------------------------------------------
   First Charter                                            56,200     $ 1,378
   First Midwest Bancorp                                    58,900       2,184
   Fpic Insurance Group*                                    45,275       1,754
   Greater Bay Bancorp                                      80,550       2,316
   HCC Insurance Holdings                                   46,900       1,381
   Home Properties (A)                                      38,200       2,120
   Investment Technology Group*                             29,100       1,480
   Jackson Hewitt Tax Service                               99,425       3,117
   Jefferies Group                                          54,325       1,610
   LTC Properties                                           67,325       1,505
   Mid-America Apartment Communities                        56,550       3,153
   Navigators Group*                                        35,725       1,565
   Nelnet, Cl A*                                            23,575         956
   NorthStar Realty Finance*                               102,050       1,226
   Northwest Bancorp                                        73,125       1,938
   Ocwen Financial (A)*                                    124,950       1,588
   Ohio Casualty                                            48,850       1,452
   PFF Bancorp                                              85,800       2,845
   Portfolio Recovery Associates*                           27,825       1,272
   Potlatch                                                 23,426         884
   Prosperity Bancshares                                    73,500       2,417
   Provident Bankshares                                     51,300       1,867
   Provident Financial Services                            130,000       2,333
   Reckson Associates Realty                                30,925       1,280
   Redwood Trust (A)                                        21,100       1,030
   SeaBright Insurance Holdings*                            68,075       1,097
   Selective Insurance Group                                16,325         912
   Sterling Bancshares                                     207,275       3,886
   Sterling Financial                                       63,380       1,934
   Strategic Hotels & Resorts                               54,525       1,131
   Tanger Factory Outlet Centers                            60,450       1,957
   TierOne                                                  70,100       2,367
   United America Indemnity, Cl A*                          84,250       1,756
   United Bankshares                                        47,300       1,733
   United Community Banks                                   55,900       1,702
   West Coast Bancorp                                       68,150       2,008
                                                                       -------
                                                                        96,206
                                                                       -------
HEALTH CARE (4.3%)
   Air Methods*                                             58,050       1,520
   Alkermes*                                                75,825       1,435
   Community Health Systems*                                38,300       1,408
   LCA-Vision                                               44,025       2,329
   Odyssey HealthCare*                                      89,850       1,579
   Per-Se Technologies (A)*                                 55,575       1,399
   PetMed Express*                                          90,475         992
   VCA Antech*                                              56,750       1,812
                                                                       -------
                                                                        12,474
                                                                       -------
INDUSTRIALS (15.1%)
   Acuity Brands                                            41,475       1,614
   Armor Holdings*                                          30,550       1,675
   Brightpoint (A)*                                         71,764         971
   Continental Airlines, Cl B (A)*                          58,950       1,757
   Dollar Thrifty Automotive Group*                         71,225       3,210
   EGL*                                                     30,125       1,512
   EMCOR Group*                                             64,950       3,161
   Flowserve*                                               52,700       2,999
   Freightcar America                                       22,675       1,259
   Gardner Denver*                                          44,750       1,723
   Greenbrier                                               35,025       1,147
   HUB Group, Cl A*                                         64,400       1,580
   Laidlaw International*                                   67,925       1,712
   Molecular Devices*                                       30,650         937
   Moog, Cl A*                                              27,325         935

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Clover Small Cap Value Fund

--------------------------------------------------------------------------------
                                                            Shares   Value (000)
--------------------------------------------------------------------------------
   NCI Building Systems*                                    21,325    $  1,134
   Orbital Sciences*                                       130,000       2,098
   Pacer International                                      75,650       2,465
   Quanta Services (A)*                                    134,025       2,323
   SCS Transportation*                                      71,100       1,957
   Shaw Group*                                              39,175       1,089
   Terex*                                                   13,125       1,295
   United Rentals (A)*                                      69,025       2,207
   URS*                                                     40,800       1,713
   Washington Group International*                          22,975       1,225
                                                                      --------
                                                                        43,698
                                                                      --------
INFORMATION TECHNOLOGY (13.1%)
   Aeroflex*                                               161,150       1,881
   Aspen Technology*                                       133,800       1,755
   Carreker*                                               146,200       1,045
   Checkpoint Systems*                                      72,475       1,610
   CSG Systems International*                               51,500       1,274
   Cymer*                                                   46,050       2,139
   eFunds*                                                  15,450         341
   Fairchild Semiconductor International*                  230,425       4,187
   Ipass*                                                  218,500       1,224
   Littelfuse*                                              27,625         950
   LSI Logic (A)*                                          275,350       2,464
   Macrovision*                                             31,600         680
   MicroStrategy, Cl A*                                     14,850       1,448
   Neoware Systems*                                         93,125       1,145
   Nice Systems ADR*                                        83,800       2,358
   Omnivision Technologies (A)*                             42,400         895
   ON Semiconductor*                                       215,075       1,265
   Polycom*                                                 66,650       1,461
   Rudolph Technologies*                                    64,900         941
   Seachange International*                                163,150       1,136
   Semtech*                                                 61,325         886
   SonicWALL*                                              162,100       1,457
   SPSS*                                                    46,800       1,504
   TTM Technologies*                                       115,200       1,667
   Zoran*                                                   98,125       2,388
                                                                      --------
                                                                        38,101
                                                                      --------
MATERIALS (4.5%)
   Commercial Metals                                        78,025       2,005
   Eagle Materials                                          36,000       1,710
   HB Fuller                                                51,875       2,260
   OM Group*                                                68,500       2,113
   Pioneer*                                                 45,575       1,243
   Quanex                                                   26,100       1,124
   Reliance Steel & Aluminum (A)                            30,300       2,514
                                                                      --------
                                                                        12,969
                                                                      --------
UTILITIES (5.2%)
   Allegheny Energy*                                        34,225       1,269
   Avista (A)                                              146,550       3,346
   Nicor (A)                                                42,925       1,781
   NRG Energy (A)*                                          45,225       2,179
   Oneok                                                    55,200       1,879
   Reliant Energy*                                         112,175       1,344
   Sierra Pacific Resources*                                84,950       1,189
   Southern Union (A)                                       79,565       2,153
                                                                      --------
                                                                        15,140
                                                                      --------
Total Common Stock (Cost $238,450)                                     284,406
                                                                      --------


--------------------------------------------------------------------------------
                                                            Shares   Value (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (12.1%)
   BlackRock Institutional Money Market Trust           34,979,772    $ 34,980
                                                                      --------
Total Short-Term Investment Held as Collateral for
    Loaned Securities (Cost $34,980)                                    34,980
                                                                      --------
CASH EQUIVALENT (1.0%)
   BlackRock TempCash Fund,
      Institutional Shares, 5.04% (B)                    2,955,994       2,956
                                                                      --------
Total Cash Equivalent (Cost $2,956)                                      2,956
                                                                      --------
Total Investments (111.1%) (Cost $276,386)                            $322,342
                                                                      ========

Percentages are based on Net Assets of $290,204,087.

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A) The security or a portion of this security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $34,101,588.

(B)  The rate shown was the 7-day effective yield as of June 30, 2006.

ADR -- American Depositary Receipt
Cl -- Class

At June 30, 2006, the tax basis cost of the Fund's investments was $276,598,506, and the unrealized appreciation and depreciation were $52,379,706 and $(6,636,006), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Clover Core Fixed Income Fund

--------------------------------------------------------------------------------
                                                       Face Amount
                                                           (000)     Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (43.6%)
   FHLMC CMO/REMIC
      Ser 3100 PO
      5.770%, 01/15/36                                   $  837        $  615
   FHLMC CMO/REMIC
      Ser 3139, Cl YB
      4.375%, 04/15/15                                      400           391
   FHLMC Pool #C01844
      4.500%, 04/01/34                                      602           547
   FHLMC Pool #G08062
      5.000%, 06/01/35                                      706           660
   FHLMC Pool #G11570
      5.000%, 04/01/19                                      379           366
   FNMA CMO/REMIC
      Ser 1994-17, Cl H
      6.000%, 02/25/09                                      147           147
   FNMA CMO/REMIC
      Ser 2004-90, Cl GA
      4.350%, 03/25/34                                      832           790
   FNMA Pool #254759
      4.500%, 06/01/18                                    1,237         1,172
   FNMA Pool #255111
      5.500%, 03/01/34                                      752           724
   FNMA Pool #369214
      5.000%, 04/01/09                                       24            24
   FNMA Pool #535301
      6.500%, 04/01/15                                       68            69
   FNMA Pool #689022
      5.000%, 05/01/33                                      860           808
   FNMA Pool #694431
      5.000%, 03/01/18                                      521           503
   FNMA Pool #738783
      7.000%, 02/01/25                                      498           511
   FNMA Pool #835760
      4.500%, 09/01/35                                      749           679
   GNMA CMO/REMIC
      Ser 2004-59, Cl DA
      5.000%, 06/16/34                                      157           152
   GNMA Pool #13125
      8.000%, 10/15/06                                       --            --
   GNMA Pool #196477
      10.000%, 04/15/10                                       8             8
   GNMA Pool #202886
      8.000%, 03/15/17                                       20            21
   GNMA Pool #221235
      8.500%, 07/15/17                                       11            12
   GNMA Pool #331786
      8.000%, 08/15/22                                       16            17
   GNMA Pool #376400
      6.500%, 02/15/24                                      100           102
   GNMA Pool #439478
      7.000%, 01/15/27                                       73            76
   GNMA Pool #457921
      5.500%, 12/15/28                                      185           180
   GNMA Pool #462622
      6.500%, 03/15/28                                      118           120
   GNMA Pool #533974
      6.500%, 05/15/32                                       65            66
   GNMA Pool #553328
      4.500%, 07/15/18                                      538           512
   GNMA Pool #570400
      6.500%, 09/15/31                                      150           152
   GNMA Pool #604616
      4.500%, 09/15/18                                      601           573


--------------------------------------------------------------------------------
                                                       Face Amount
                                                           (000)     Value (000)
--------------------------------------------------------------------------------
   GNMA Pool #781029
      6.500%, 05/15/29                                   $   42       $    43
   GNMA Pool #781096
      6.500%, 12/15/28                                      201           204
   GNMA Pool #781231
      7.000%, 12/15/30                                       97           100
   GNMA Pool #781276
      6.500%, 04/15/31                                      156           159
   GNMA Pool #781328
      7.000%, 09/15/31                                       94            97
                                                                      -------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $10,969)                                                      10,600
                                                                      -------
CORPORATE BONDS (26.3%)
CONSUMER DISCRETIONARY (2.1%)
   Comcast Cable Communication
      6.875%, 06/15/09                                      500           515
                                                                      -------
CONSUMER STAPLES (2.1%)
   Conagra Foods
      7.875%, 09/15/10                                      467           500
                                                                      -------
ENERGY (2.1%)
   XTO Energy
      7.500%, 04/15/12                                      475           505
                                                                      -------
FINANCIALS (2.5%)
   Marsh & McClennan
      7.125%, 06/15/09                                      600           617
                                                                      -------
INDUSTRIALS (4.5%)
   OM Group
      9.250%, 12/15/11                                      400           412
   Thermo Electron
      7.625%, 10/30/08                                      665           688
                                                                      -------
                                                                        1,100
                                                                      -------
UTILITIES (13.0%)
   AES
      9.375%, 09/15/10                                      350           375
   Carolina Power & Light
      5.125%, 09/15/13                                      685           653
   Consolidated Edison, Ser 97-B
      6.450%, 12/01/07                                      300           303
   Consolidated Natural Gas, Ser C
      6.250%, 11/01/11                                      415           419
   Emerson Electric
      7.125%, 08/15/10                                      400           422
   PPL Electric Utilities
      4.300%, 06/01/13                                      525           474
   Scana, MTN, Ser B
      5.810%, 10/23/08                                      500           500
                                                                      -------
                                                                        3,146
                                                                      -------
Total Corporate Bonds
   (Cost $6,552)                                                        6,383
                                                                      -------
U.S. TREASURY OBLIGATIONS (12.6%)
   U.S. Treasury Bonds (4.9%)
      7.500%, 11/15/16 (B)                                  200           236
      6.250%, 08/15/23                                      650           717

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Clover Core Fixed Income Fund

--------------------------------------------------------------------------------
                                                       Face Amount
                                                      (000)/Shares   Value (000)
--------------------------------------------------------------------------------
      6.000%, 02/15/26                                 $      225      $   244
                                                                       -------
                                                                         1,197
                                                                       -------
   U.S. Treasury Notes (7.7%)
      5.500%, 02/15/08                                        250          251
      4.375%, 12/15/10 (B)                                  1,200        1,166
      4.000%, 02/15/15                                        500          461
                                                                       -------
                                                                         1,878
                                                                       -------
Total U.S. Treasury Obligations
   (Cost $3,179)                                                         3,075
                                                                       -------
ASSET-BACKED SECURITIES (7.5%)
   CS First Boston Mortgage
      Securities, Ser 2005-C5, Cl
      A3 (A)
      5.100%, 08/15/38                                        500          478
   Countrywide Alternative Loan
      Trust, Ser 2005-J13, Cl 2A8
      5.500%, 11/25/35                                        300          279
   Merrill Lynch Mortgage
      Investors, Ser 1998-C1, Cl A3
      (A)
      6.720%, 11/15/26                                        500          520
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C5,
      Cl B
      4.107%, 06/15/35                                        600          539
                                                                       -------
Total Asset-Backed Securities
   (Cost $1,906)                                                         1,816
                                                                       -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (5.2%)
   FHLB
      3.750%, 02/06/08                                        500          487
   TVA
      5.880%, 04/01/36                                        750          777
                                                                       --------
Total U.S. Government Agency Obligations
   (Cost $1,368)                                                         1,264
                                                                       -------
MUNICIPAL BONDS (1.6%)
VIRGINIA (1.6%)
   State Housing Authority RB,
      Taxable Rental, Ser C
      5.000%, 05/01/13                                        400          383
                                                                       -------
Total Municipal Bonds
   (Cost $405)                                                             383
                                                                       -------
CONVERTIBLE BONDS (0.1%)
   Quebecor World, CV to 30.5880 Shares
      6.000%, 10/01/07                                         13           13
                                                                       -------
Total Convertible Bonds
   (Cost $13)                                                               13
                                                                       -------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (6.0%)
   BlackRock Institutional Money Market
      Trust                                             1,468,500        1,469
                                                                       -------
Total Short-Term Investment Held as Collateral for
   Loaned Securities
   (Cost $1,469)                                                         1,469
                                                                       -------

--------------------------------------------------------------------------------
                                                           Shares    Value (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT (2.7%)
   BlackRock TempCash Fund,
      Institutional Shares, 5.04% (C)                     650,645      $   651
                                                                       -------
Total Cash Equivalent
   (Cost $651)                                                             651
                                                                       -------
Total Investments (105.6%)
   (Cost $26,512)                                                      $25,654
                                                                       =======

Percentages are based on Net Assets of $24,298,606.

(A) Variable rate security - the rate shown on the Schedule of Investments was the rate in effect on June 30, 2006.

(B) The security or a portion of this security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $1,402,000.

(C)  The rate shown was the 7-day effective yield as of June 30, 2006.

Cl -- Class
CMO -- Collateralized Mortgage Obligation
CV -- Convertible Security
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
PO -- Principal Only Security
RB -- Revenue Bond
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TVA -- Tennessee Valley Authority

Amounts designated as "--" are either $0 or have been rounded to $0.

At June 30, 2006, the tax basis cost of the Fund's investments was $26,512,303, and the unrealized appreciation and depreciation were $47,756 and $(906,518), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Chartwell Ultra Short Duration Fixed Income Fund

--------------------------------------------------------------------------------
                                                       Face Amount
                                                          (000)      Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (81.2%)
   FHLMC CMO/REMIC
      Ser 1377, Cl F (A)
      5.750%, 09/15/07                                    $   77        $   77
   FHLMC CMO/REMIC
      Ser 1544, Cl L (A)
      4.970%, 07/15/08                                        72            71
   FHLMC CMO/REMIC
      Ser 2440, Cl OG
      6.500%, 12/15/30                                       515           515
   FHLMC CMO/REMIC
      Ser 2520, Cl BD
      5.250%, 10/15/31                                     1,076         1,061
   FHLMC CMO/REMIC
      Ser 2537, Cl LA
      4.250%, 05/15/30                                       815           804
   FHLMC CMO/REMIC
      Ser 2571, Cl FN (A)
      5.849%, 08/15/32                                     8,516         8,673
   FHLMC CMO/REMIC
      Ser 2575, Cl LM
      4.500%, 05/15/32                                     1,667         1,601
   FHLMC CMO/REMIC
      Ser 2586, Cl WA
      4.000%, 12/15/32                                     2,596         2,436
   FHLMC CMO/REMIC
      Ser 2590, Cl UL
      3.750%, 03/15/32                                     1,663         1,557
   FHLMC CMO/REMIC
      Ser 2594, Cl YA
      4.000%, 04/15/23                                     2,132         2,020
   FHLMC CMO/REMIC
      Ser 2640, Cl OT
      2.000%, 04/15/22                                     2,366         2,291
   FHLMC CMO/REMIC
      Ser 2649, Cl PJ
      3.500%, 06/15/33                                     1,942         1,860
   FHLMC CMO/REMIC
      Ser 2684, Cl GN
      3.250%, 05/15/23                                     2,218         2,166
   FHLMC CMO/REMIC
      Ser 2715, Cl QB
      3.500%, 09/15/22                                     1,102         1,082
   FHLMC CMO/REMIC
      Ser 2744, Cl JX
      3.500%, 01/15/23                                     2,994         2,917
   FHLMC CMO/REMIC
      Ser 2750, Cl FG (A)
      5.599%, 02/15/34                                     4,225         4,260
   FHLMC CMO/REMIC
      Ser 2770, Cl FH (A)
      5.599%, 03/15/34                                     4,193         4,235
   FHLMC CMO/REMIC
      Ser 2822, Cl FP (A)
      5.799%, 11/15/32                                     2,393         2,394
   FHLMC CMO/REMIC
      Ser 2827, Cl FW (A)
      5.999%, 07/15/34                                        86            86
   FHLMC CMO/REMIC
      Ser 2858, Cl HF (A)
      5.749%, 09/15/34                                     2,517         2,500
   FHLMC CMO/REMIC
      Ser 2886, Cl BF (A)
      5.699%, 11/15/34                                     2,192         2,201


--------------------------------------------------------------------------------
                                                       Face Amount
                                                           (000)     Value (000)
--------------------------------------------------------------------------------
   FHLMC CMO/REMIC
      Ser 2894, Cl FB (A)
      5.799%, 11/15/34                                    $1,113        $1,106
   FHLMC CMO/REMIC
      Ser 2921, Cl JF (A)
      5.699%, 01/15/35                                     4,536         4,586
   FHLMC CMO/REMIC
      Ser 2925, Cl  CF (A)
      5.699%, 01/15/35                                       392           384
   FHLMC CMO/REMIC
      Ser 3025, Cl FC (A)
      7.000%, 08/15/35                                     2,802         2,705
   FHLMC CMO/REMIC
      Ser 3033, Cl BY (A)
      7.000%, 09/15/35                                     1,491         1,424
   FHLMC CMO/REMIC
      Ser 3137, Cl PJ
      5.125%, 12/15/13                                     2,992         2,944
   FHLMC CMO/REMIC
      Ser 3157, Cl TB (A)
      7.800%, 01/15/35                                     5,000         4,960
   FHLMC CMO/REMIC
      Ser 3177, Cl SW (A)
      7.650%, 06/15/35                                     6,578         6,569
   FHLMC Pool #184967
      7.750%, 08/01/08                                        11            11
   FHLMC Pool #B15413
      8.000%, 03/01/11                                       437           452
   FHLMC Pool #E00746
      7.000%, 09/01/14                                     1,481         1,519
   FHLMC Pool #E64944
      7.000%, 07/01/11                                       211           216
   FHLMC Pool #G10665
      7.000%, 03/01/12                                     1,639         1,672
   FHLMC Pool #G10773
      7.000%, 12/01/12                                     4,400         4,502
   FHLMC Pool #G10822
      7.000%, 07/01/13                                     3,015         3,076
   FHLMC  Pool #G11072
      7.500%, 12/01/15                                       592           617
   FHLMC Pool #G11656
      7.000%, 06/01/17                                     2,907         2,982
   FHLMC Pool #M90686
      5.500%, 12/01/06                                       122           122
   FNMA CMO/REMIC
      Ser 2002-67, Cl AM
      5.000%, 11/25/15                                     2,040         2,018
   FNMA CMO/REMIC
      Ser 2002-82, Cl FP (A)
      5.823%, 02/25/32                                     5,000         5,062
   FNMA CMO/REMIC
      Ser 2002-87, Cl PY
      3.920%, 09/25/27                                     1,597         1,565
   FNMA CMO/REMIC
      Ser 2003-119, Cl PU
      4.000%, 11/25/33                                     2,337         2,256
   FNMA CMO/REMIC
      Ser 2003-19, Cl ME
      4.000%, 01/25/33                                     1,005           937
   FNMA CMO/REMIC
      Ser 2003-33, Cl AM
      4.250%, 05/25/33                                     1,078         1,018

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Chartwell Ultra Short Duration Fixed Income Fund

--------------------------------------------------------------------------------
                                                       Face Amount
                                                          (000)      Value (000)
--------------------------------------------------------------------------------
   FNMA CMO/REMIC
      Ser 2003-33, Cl AU
      4.000%, 03/25/33                                   $ 1,651       $ 1,534
   FNMA CMO/REMIC
      Ser 2003-34, Cl AD
      4.000%, 01/25/32                                     1,367         1,307
   FNMA CMO/REMIC
      Ser 2003-34, Cl FX (A)
      6.409%, 05/25/33                                       270           274
   FNMA CMO/REMIC
      Ser 2003-61, Cl FK (A)
      6.823%, 08/25/33                                    10,868        11,480
   FNMA CMO/REMIC
      Ser 2003-69, Cl NF (A)
      6.609%, 07/25/33                                     3,844         3,876
   FNMA CMO/REMIC
      Ser 2003-76, Cl FB (A)
      5.773%, 08/25/33                                     3,145         3,167
   FNMA CMO/REMIC
      Ser 2003-81, Cl FE (A)
      5.823%, 09/25/33                                     5,579         5,650
   FNMA CMO/REMIC
      Ser 2004-96, Cl LF (A)
      6.323%, 12/25/34                                     3,274         3,337
   FNMA CMO/REMIC
      Ser 2005-108, Cl GU
      5.750%, 07/25/35                                     1,755         1,745
   FNMA CMO/REMIC
      Ser 2005-16, Cl FW (A)
      6.223%, 01/25/35                                     3,676         3,613
   FNMA CMO/REMIC
      Ser 2005-93, Cl XT (A)
      7.000%, 10/25/35                                     3,625         3,590
   FNMA CMO/REMIC
      Ser 2006-14, Cl DT (A)
      7.000%, 03/25/36                                     4,532         4,457
   FNMA Pool #190054
      7.000%, 10/01/13                                       364           370
   FNMA Pool #190658
      7.000%, 02/01/09                                       910           917
   FNMA Pool #253472
      7.500%, 09/01/10                                       201           205
   FNMA Pool #519992
      7.000%, 10/01/14                                       229           235
   FNMA Pool #534851
      7.500%, 04/01/15                                       364           378
   FNMA Pool #535219
      7.500%, 03/01/15                                       260           269
   FNMA Pool #535635
      8.500%, 06/01/12                                       351           356
   FNMA Pool #555646
      7.500%, 09/01/16                                     1,388         1,436
   FNMA Pool #704214
      7.500%, 12/01/27                                     1,444         1,497
   GNMA ARM Pool #8103 (A)
      5.625%, 02/20/16                                        54            54
   GNMA ARM Pool #8287 (A)
      5.125%, 11/20/17                                        50            50
   GNMA ARM Pool #8297 (A)
      5.125%, 12/20/17                                        85            86
   GNMA ARM Pool #8321 (A)
      5.625%, 02/20/18                                       203           201
   GNMA ARM Pool #8333 (A)
      5.625%, 03/20/18                                       143           144

--------------------------------------------------------------------------------
                                                        Face Amount
                                                       (000)/Shares  Value (000)
--------------------------------------------------------------------------------
   GNMA ARM Pool #8345 (A)
      4.875%, 04/20/18                                   $    85      $     85
   GNMA ARM Pool #8366 (A)
      4.375%, 06/20/18                                        95            95
   GNMA ARM Pool #8404 (A)
      4.750%, 09/20/18                                         5             5
   GNMA ARM Pool #8405 (A)
      5.000%, 09/20/18                                        42            42
   GNMA ARM Pool #8462 (A)
      5.375%, 02/20/19                                         9             9
   GNMA ARM Pool #8489 (A)
      4.875%, 04/20/19                                        73            73
   GNMA CMO/REMIC
      Ser 2003-34, Cl PM
      4.000%, 04/20/33                                     4,831         4,672
                                                                      --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $152,746)                                                     152,719
                                                                      --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (A) (9.3%)
   FHLB
      6.474%, 05/19/10                                    10,000         9,580
      4.750%, 09/29/14                                     3,000         2,833
      4.540%, 02/22/07                                     5,000         4,992
                                                                      --------
Total U.S. Government Agency Obligations
   (Cost $18,001)                                                       17,405
                                                                      --------
REPURCHASE AGREEMENT (9.4%)
PNC Capital Markets, 4.93% dated
   06/30/06, to be repurchased on
   07/03/06, repurchase price
   $17,621,236 (collateralized by a
   U.S. Government obligation, par
   value $18,220,000, 4.20%,
   10/20/09, total market value
   $17,627,850) (B)                                       17,614        17,614
                                                                      --------
Total Repurchase Agreement
   (Cost $17,614)                                                       17,614
                                                                      --------
CASH EQUIVALENTS (0.0%)
   BlackRock T-Fund,
      Institutional Shares, 4.75% (C)                        470            --
   BlackRock TempCash Fund,
      Institutional Shares, 5.04% (C)                        469            --
                                                                      --------
Total Cash Equivalents
   (Cost $--)                                                               --
                                                                      --------
Total Investments (99.9%)
   (Cost $188,361)                                                    $187,738
                                                                      ========

Percentages are based on Net Assets of $187,948,068.

(A) Variable rate security - the rate shown on the Schedule of Investments was the rate in effect on June 30, 2006.

(B)  Tri-Party Repurchase Agreement

(C)  The rate shown was the 7-day effective yield as of June 30, 2006.

ARM -- Adjustable Rate Mortgage
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Chartwell Ultra Short Duration Fixed Income Fund

Ser -- Series

Amounts designated as "--" are either $0 or have been rounded to $0.

At June 30, 2006, the tax basis cost of the Fund's investments was $188,360,835, and the unrealized appreciation and depreciation were $1,205,372 and $(1,828,144), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Chartwell Short Duration Fixed Income Fund

--------------------------------------------------------------------------------
                                                       Face Amount
                                                          (000)      Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (78.0%)
   FHLMC CMO/REMIC
      Ser 1538, Cl J
      6.500%, 06/15/08                                    $  136        $  136
   FHLMC CMO/REMIC
      Ser 2509, Cl EA
      4.000%, 12/15/12                                       579           575
   FHLMC CMO/REMIC
      Ser 2510, Cl TA
      4.000%, 06/15/32                                       941           891
   FHLMC CMO/REMIC
      Ser 2515, Cl ED
      5.000%, 03/15/17                                     2,123         2,097
   FHLMC CMO/REMIC
      Ser 2537, Cl LA
      4.250%, 05/15/30                                       807           796
   FHLMC CMO/REMIC
      Ser 2543, Cl YJ
      4.500%, 03/15/32                                     1,762         1,695
   FHLMC CMO/REMIC
      Ser 2566, Cl LM
      4.500%, 04/15/32                                     1,217         1,172
   FHLMC CMO/REMIC
      Ser 2575, Cl QP
      4.500%, 11/15/31                                     1,370         1,331
   FHLMC CMO/REMIC
      Ser 2583, Cl ND
      4.250%, 12/15/10                                       868           841
   FHLMC CMO/REMIC
      Ser 2590, Cl QY
      3.750%, 04/15/28                                     1,102         1,032
   FHLMC CMO/REMIC
      Ser 2590, Cl UL
      3.750%, 03/15/32                                     2,090         1,956
   FHLMC CMO/REMIC
      Ser 2596, Cl QE
      4.000%, 03/15/33                                     1,516         1,423
   FHLMC CMO/REMIC
      Ser 2649, Cl PJ
      3.500%, 06/15/33                                     3,498         3,351
   FHLMC CMO/REMIC
      Ser 2744, Cl TA
      5.500%, 03/15/26                                     3,712         3,682
   FHLMC Pool #C46122
      7.000%, 01/01/26                                       950           974
   FHLMC Pool #C66916
      7.000%, 05/01/32                                       138           141
   FHLMC Pool #D94598
      6.500%, 04/01/21                                       233           236
   FHLMC Pool #E97227
      7.000%, 09/01/14                                       377           384
   FHLMC Pool #G10288
      6.000%, 09/01/09                                        35            35
   FHLMC Pool #G10446
      6.500%, 02/01/11                                        55            56
   FHLMC Pool #G30085
      7.500%, 10/01/17                                       278           289
   FHLMC Pool #M90771
      5.000%, 12/01/07                                       600           595
   FNMA CMO/REMIC
      Ser 1991-133, Cl Z
      8.000%, 09/25/06                                         2             2


--------------------------------------------------------------------------------
                                                       Face Amount
                                                           (000)     Value (000)
--------------------------------------------------------------------------------
   FNMA CMO/REMIC
      Ser 1991-72, Cl G
      8.000%, 07/25/06                                    $   --        $   --
   FNMA CMO/REMIC
      Ser 1994-27, Cl PJ
      6.500%, 06/25/23                                       159           159
   FNMA CMO/REMIC
      Ser 1999-15, Cl PC
      6.000%, 09/25/18                                        39            39
   FNMA CMO/REMIC
      Ser 2002-71, Cl AP
      5.000%, 11/25/32                                     1,260         1,216
   FNMA CMO/REMIC
      Ser 2002-72, Cl A
      5.000%, 10/25/15                                       178           177
   FNMA CMO/REMIC
      Ser 2003-119, Cl PU
      4.000%, 11/25/33                                     1,233         1,190
   FNMA CMO/REMIC
      Ser 2003-19, Cl ME
      4.000%, 01/25/33                                       878           818
   FNMA CMO/REMIC
      Ser 2003-30, Cl MB
      4.000%, 06/25/27                                     1,827         1,784
   FNMA CMO/REMIC
      Ser 2003-34, Cl GJ
      4.000%, 02/25/33                                     3,944         3,657
   FNMA CMO/REMIC
      Ser 2003-42, Cl CA
      4.000%, 05/25/33                                     1,177         1,116
   FNMA CMO/REMIC
      Ser 2005-93, Cl XT (A)
      7.000%, 10/25/35                                     4,848         4,801
   FNMA CMO/REMIC
      Ser 2006-14, Cl DT (A)
      7.000%, 03/25/36                                     4,302         4,231
   FNMA Pool #190054
      7.000%, 10/01/13                                       700           711
   FNMA Pool #250477
      6.000%, 01/01/11                                        28            28
   FNMA Pool #303096
      7.500%, 12/01/09                                        72            73
   FNMA Pool #313429
      7.000%, 03/01/12                                       241           245
   FNMA Pool #323441
      7.000%, 12/01/13                                       422           431
   FNMA Pool #323493
      7.500%, 12/01/28                                     1,605         1,666
   FNMA Pool #323832
      7.500%, 07/01/29                                       272           282
   FNMA Pool #334593
      7.000%, 05/01/24                                        19            19
   FNMA Pool #404993
      7.500%, 11/01/27                                     1,239         1,287
   FNMA Pool #535560
      7.000%, 08/01/14                                     3,737         3,805
   FNMA Pool #546474
      7.000%, 01/01/15                                       638           651
   FNMA Pool #6222
      9.000%, 04/01/16                                        26            27
   FNMA Pool #647567
      6.000%, 06/01/17                                       654           657
   FNMA Pool #665773
      7.500%, 06/01/31                                       568           589

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Chartwell Short Duration Fixed Income Fund

--------------------------------------------------------------------------------
                                                       Face Amount
                                                          (000)      Value (000)
--------------------------------------------------------------------------------
   FNMA Pool #704214
     7.500%, 12/01/27                                   $      818     $   848
   FNMA Pool #725284
     7.000%, 11/01/18                                        1,658       1,694
   FNMA Pool #743490
     4.000%, 10/01/33                                          996         879
   FNMA Pool #8245
     8.000%, 12/01/08                                           36          36
   FNMA Pool #838790
     4.500%, 08/01/35                                        3,557       3,225
   GNMA ARM Pool #8426 (A)
     5.125%, 11/20/18                                           31          31
   GNMA CMO/REMIC
     Ser 2002-72, Cl AB
     4.500%, 10/20/32                                        1,391       1,318
   GNMA Pool #2707
     5.500%, 01/20/14                                           13          13
   GNMA Pool #2802
     5.500%, 07/20/14                                           15          15
   GNMA Pool #2843
     5.500%, 11/20/14                                          185         183
   GNMA Pool #344233
     8.000%, 02/15/23                                          114         121
   GNMA Pool #345123
     8.000%, 12/15/23                                          232         246
   GNMA Pool #351122
     6.500%, 07/15/08                                           22          22
   GNMA Pool #357343
     6.500%, 10/15/08                                           13          13
   GNMA Pool #462486
     6.500%, 01/15/13                                           57          58
   GNMA Pool #569337
     6.500%, 04/15/22                                           83          84
   GNMA Pool #578189
     6.000%, 02/15/32                                           79          78
   GNMA Pool #780322
     8.000%, 11/15/22                                          131         138
   GNMA Pool #780327
     8.000%, 11/15/17                                           68          72
   GNMA Pool #780604
     7.000%, 07/15/12                                          853         875
   GNMA Pool #814
     8.000%, 08/20/17                                          158         166
                                                                       -------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $65,112)                                                       63,464
                                                                       -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (11.1%)
    FHLB (A)
      6.000%, 04/26/19                                         500         463
      6.000%, 03/30/20                                       5,000       4,800
      4.750%, 09/29/14                                       4,000       3,778
                                                                       -------
Total U.S. Government Agency Obligations
  (Cost $9,473)                                                          9,041
                                                                       -------
U.S. TREASURY OBLIGATIONS (5.9%)
    U.S. Treasury Notes (C)
      4.000%, 04/15/10                                       5,000       4,811
                                                                       -------
Total U.S. Treasury Obligations
  (Cost $5,013)                                                          4,811
                                                                       -------


--------------------------------------------------------------------------------
                                                       Face Amount
                                                      (000)/Shares   Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (5.0%)
PNC Capital Markets, 4.93%, dated
   06/30/06, to be repurchased on
   07/03/06, repurchase price
   $4,099,684 (collateralized by a
   U.S, Government obligation, par
   value $4,240,000, 4.20%,
   10/20/09, total market value
   $4,102,200) (B)                                      $    4,098     $ 4,098
                                                                       -------
Total Repurchase Agreement
  (Cost $4,098)                                                          4,098
                                                                       -------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (4.9%)
  BlackRock Institutional Money Market
     Trust                                               3,975,000       3,975
                                                                       -------
Total Short-Term Investment Held as Collateral for
   Loaned Securities
   (Cost $3,975)                                                         3,975
                                                                       -------
CASH EQUIVALENTS (0.0%)
  BlackRock Fed Fund,
     Institutional Shares, 4.95% (D)                            14          --
  BlackRock T-Fund,
     Institutional Shares, 4.75% (D)                            14          --
                                                                       -------
Total Cash Equivalents
   (Cost $0)                                                                --
                                                                       -------
Total Investments (104.9%)
   (Cost $87,671)                                                      $85,389
                                                                       =======

Percentages are based on Net Assets of $81,417,765.

(A) Variable rate security - the rate shown on the Schedule of Investments was the rate in effect on June 30, 2006.

(B)  Tri-Party Repurchase Agreement

(C) The security or a portion of this security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $3,883,295.

(D)  The rate shown was the 7-day effective yield as of June 30, 2006.

ARM -- Adjustable Rate Mortgage
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

Amounts designated as "--" are either $0 or have been rounded to $0.

At June 30, 2006, the tax basis cost of the Fund's investments was $87,670,644, and the unrealized appreciation and depreciation were $155,211 and $(2,437,266), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation HLAM Large Cap Quality Stock Fund

--------------------------------------------------------------------------------
                                                           Shares    Value (000)
--------------------------------------------------------------------------------
COMMON STOCK (98.6%)

CONSUMER DISCRETIONARY (24.9%)
   Comcast, Cl A (A)*                                       16,610     $   544
   eBay (A)*                                                 4,880         143
   Gannett                                                   1,210          68
   Harley-Davidson                                           9,155         502
   Home Depot                                               15,035         538
   International Game Technology                             5,050         192
   Mattel                                                   10,285         170
   Nike, Cl B (A)                                            1,220          99
   Omnicom Group                                             4,795         427
   TJX (A)                                                   7,495         171
   Viacom, Cl B*                                             2,025          72
   Walt Disney (A)                                           8,090         243
                                                                       -------
                                                                         3,169
                                                                       -------
CONSUMER STAPLES (9.1%)
   CVS                                                       9,580         294
   PepsiCo (A)                                               7,335         440
   Procter & Gamble (A)                                      3,425         191
   Walgreen (A)                                              5,305         238
                                                                       -------
                                                                         1,163
                                                                       -------
FINANCIALS (23.0%)
   American International Group                              9,726         574
   Berkshire Hathaway, Cl A*                                     5         458
   Cincinnati Financial                                      2,075          97
   Freddie Mac                                               5,170         295
   JPMorgan Chase                                            5,300         223
   Morgan Stanley                                            5,035         318
   Synovus Financial                                        16,715         448
   US Bancorp (A)                                            8,415         260
   Washington Mutual (A)                                     5,475         250
                                                                       -------
                                                                         2,923
                                                                       -------
HEALTH CARE (19.0%)
   Allergan (A)                                              2,085         224
   Amgen*                                                    3,575         233
   Cardinal Health                                           3,420         220
   Johnson & Johnson                                         6,565         393
   Pfizer                                                   12,550         295
   Teva Pharmaceutical Industries ADR                        5,210         165
   Varian Medical Systems*                                   3,495         165
   Waters*                                                  12,285         545
   Wyeth                                                     3,850         171
                                                                       -------
                                                                         2,411
                                                                       -------
INDUSTRIALS (4.4%)
   Cintas                                                    2,945         117
   Dover                                                     4,625         229
   Tyco International                                        7,600         209
                                                                       -------
                                                                           555
                                                                       -------
INFORMATION TECHNOLOGY (18.2%)
   Applied Materials                                        15,930         259
   Automatic Data Processing                                10,625         482
   CDW                                                       3,630         198
   Cisco Systems*                                            9,935         194
   EMC*                                                     17,590         193
   First Data                                                4,215         190
   Microsoft                                                16,045         374
   Nokia ADR                                                11,145         226


--------------------------------------------------------------------------------
                                                           Shares    Value (000)
--------------------------------------------------------------------------------
   Texas Instruments                                         6,545     $   198
                                                                       -------
                                                                         2,314
                                                                       -------
Total Common Stock (Cost $9,433)                                        12,535
                                                                       -------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (18.6%)
   BlackRock Institutional Money Market
      Trust                                              2,372,212       2,372
                                                                       -------
Total Short-Term Investment Held as Collateral for
   Loaned Securities
   (Cost $2,372)                                                         2,372
                                                                       -------
CASH EQUIVALENT (1.6%)
   BlackRock TempCash Fund,
      Institutional Shares, 5.04% (B)                      199,171         199
                                                                       -------
Total Cash Equivalent
   (Cost $199)                                                             199
                                                                       -------
Total Investments (118.8%)
   (Cost $12,004)                                                      $15,106
                                                                       =======

Percentages are based on Net Assets of $12,720,003.

*    Non-income producing security.

(A) The security or a portion of this security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $2,295,333.

(B)  The rate shown was the 7-day effective yield as of June 30, 2006.

ADR -- American Depositary Receipt
Cl -- Class

At June 30, 2006, the tax basis cost of the Fund's investments was $12,012,270, and the unrealized appreciation and depreciation were $3,439,565 and $(345,512), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Pitcairn Diversified Value Fund

--------------------------------------------------------------------------------
                                                           Shares    Value (000)
--------------------------------------------------------------------------------
COMMON STOCK (99.5%)

CONSUMER DISCRETIONARY (6.9%)
   CBS, Cl B                                                35,330    $    956
   Home Depot                                               81,235       2,907
   Viacom, Cl B*                                            35,330       1,266
   Walt Disney (A)                                         205,328       6,160
                                                                      --------
                                                                        11,289
                                                                      --------
CONSUMER STAPLES (8.5%)
   Altria Group                                             69,100       5,074
   General Mills                                            51,220       2,646
   Procter & Gamble                                         82,676       4,597
   Wal-Mart Stores                                          30,505       1,469
                                                                      --------
                                                                        13,786
                                                                      --------
ENERGY (14.8%)
   Devon Energy                                             48,900       2,954
   ENSCO International                                      53,250       2,451
   Exxon Mobil (A)                                         206,900      12,693
   Marathon Oil                                             72,200       6,014
                                                                      --------
                                                                        24,112
                                                                      --------
FINANCIALS (37.9%)**
   Bank of New York                                        217,500       7,004
   Bear Stearns                                             56,300       7,887
   Capital One Financial (A)                                65,200       5,571
   CBL & Associates Properties                              51,868       2,019
   Citigroup                                               162,430       7,836
   CompuCredit (A)*                                         61,700       2,372
   Everest Re Group                                         31,620       2,737
   First Industrial Realty Trust                            87,533       3,321
   JPMorgan Chase                                          172,700       7,253
   Radian Group                                             46,380       2,865
   Torchmark                                                58,300       3,540
   Washington Mutual                                        37,125       1,692
   Wells Fargo                                             113,820       7,635
                                                                      --------
                                                                        61,732
                                                                      --------
HEALTH CARE (7.5%)
   Aetna                                                    59,747       2,386
   IMS Health                                               40,509       1,087
   Mylan Laboratories                                      102,500       2,050
   Pfizer                                                  286,400       6,722
                                                                      --------
                                                                        12,245
                                                                      --------
INDUSTRIALS (4.9%)
   3M                                                       26,950       2,177
   General Dynamics                                         41,880       2,742
   Norfolk Southern                                         23,901       1,272
   Pentair                                                  53,800       1,839
                                                                      --------
                                                                         8,030
                                                                      --------
INFORMATION TECHNOLOGY (4.2%)
   Microsoft                                                60,750       1,415
   Motorola                                                 61,550       1,240
   Unisys*                                                 154,230         969
   Vishay Intertechnology (A)*                              98,000       1,542
   Xerox*                                                  117,155       1,630
                                                                      --------
                                                                         6,796
                                                                      --------
MATERIALS (3.2%)
   Air Products & Chemicals                                 37,064       2,369


--------------------------------------------------------------------------------
                                                           Shares    Value (000)
--------------------------------------------------------------------------------
   Alcoa (A)                                                48,130    $  1,557
   Weyerhaeuser                                             18,885       1,176
                                                                      --------
                                                                         5,102
                                                                      --------
TELECOMMUNICATION SERVICES (5.3%)
   AT&T (A)                                                184,790       5,154
   Sprint Nextel                                           174,490       3,488
                                                                      --------
                                                                         8,642
                                                                      --------
UTILITIES (6.3%)
   FPL Group (A)                                            86,610       3,584
   Pepco Holdings                                          144,000       3,396
   PG&E (A)                                                 83,220       3,268
                                                                      --------
                                                                        10,248
                                                                      --------
Total Common Stock
   (Cost $138,622)                                                     161,982
                                                                      --------
EXCHANGE TRADED FUND (0.4%)
   iShares Russell 1000 Value
   Index Fund                                                9,500         695
                                                                      --------
Total Exchange Traded Fund
   (Cost $650)                                                             695
                                                                      --------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (20.8%)
   BlackRock Institutional Money Market
      Trust                                             33,868,316      33,868
                                                                      --------
Total Short-Term Investment Held as Collateral for
   Loaned Securities
   (Cost $33,868)                                                       33,868
                                                                      --------
Total Investments (120.7%)
   (Cost $173,140)                                                    $196,545
                                                                      ========

Percentages are based on Net Assets of $162,857,794.

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A) The security or a portion of this security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $32,770,983.

Cl -- Class

At June 30, 2006, the tax basis cost of the Fund's investments was $173,175,727, and the unrealized appreciation and depreciation were $26,132,663 and $(2,762,994), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Pitcairn Select Value Fund

--------------------------------------------------------------------------------
                                                          Shares     Value (000)
--------------------------------------------------------------------------------
COMMON STOCK (99.2%)

CONSUMER DISCRETIONARY (8.6%)
   Home Depot                                               53,365     $ 1,910
   Viacom, Cl B*                                            51,210       1,835
   Walt Disney (A)                                          46,170       1,385
                                                                       -------
                                                                         5,130
                                                                       -------
CONSUMER STAPLES (4.5%)
   Altria Group                                             16,270       1,195
   General Mills                                            28,550       1,475
                                                                       -------
                                                                         2,670
                                                                       -------
ENERGY (14.8%)
   Exxon Mobil (A)                                          68,640       4,211
   Marathon Oil                                             55,133       4,593
                                                                       -------
                                                                         8,804
                                                                       -------
FINANCIALS (36.3%)
   Bank of New York                                         76,775       2,472
   Bear Stearns                                             24,360       3,412
   Capital One Financial (A)                                19,955       1,705
   CompuCredit (A)*                                         52,965       2,036
   First Industrial Realty Trust                            52,815       2,004
   JPMorgan Chase                                           59,955       2,518
   Radian Group                                             35,520       2,195
   Torchmark                                                27,380       1,663
   Wells Fargo                                              53,390       3,581
                                                                       -------
                                                                        21,586
                                                                       -------
HEALTH CARE (6.9%)
   Aetna                                                    21,187         846
   Pfizer                                                  139,470       3,273
                                                                       -------
                                                                         4,119
                                                                       -------
INDUSTRIALS (4.9%)
   3M                                                       36,285       2,931
                                                                       -------
INFORMATION TECHNOLOGY (7.5%)
   Microsoft                                               120,345       2,804
   Unisys*                                                 100,220         630
   Xerox*                                                   72,130       1,002
                                                                       -------
                                                                         4,436
                                                                       -------
MATERIALS (3.1%)
   Weyerhaeuser                                             29,990       1,867
                                                                       -------
TELECOMMUNICATION SERVICES (5.3%)
   AT&T (A)                                                 70,380       1,963
   Sprint Nextel                                            60,635       1,212
                                                                       -------
                                                                         3,175
                                                                       -------
UTILITIES (7.3%)
   PG&E                                                    110,545       4,342
                                                                       -------
Total Common Stock
   (Cost $56,417)                                                       59,060
                                                                       -------
EXCHANGE TRADED FUND (0.7%)
   iShares Russell 1000 Value Index Fund                     5,949         435
                                                                       -------
Total Exchange Traded Fund
   (Cost $438)                                                             435
                                                                       -------


--------------------------------------------------------------------------------
                                                          Shares     Value (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
   SECURITIES (19.4%)
   BlackRock Institutional Money Market
      Trust                                             11,548,781     $11,549
                                                                       -------
Total Short-Term Investment Held as Collateral for
   Loaned Securities
   (Cost $11,549)                                                       11,549
                                                                       -------
CASH EQUIVALENT (0.2%)
   PNC Bank Money Market Fund, 4.53%
      (B)                                                  140,148         140
                                                                       -------
Total Cash Equivalent
   (Cost $140)                                                             140
                                                                       -------
Total Investments (119.5%)
   (Cost $68,544)                                                      $71,184
                                                                       =======

Percentages are based on Net Assets of $59,567,841.

*    Non-income producing security.

(A) The security or a portion of this security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $11,097,783.

(B)  The rate shown was the 7-day effective yield as of June 30, 2006.

Cl -- Class

At June 30, 2006, the tax basis cost of the Fund's investments was $68,606,433, and the unrealized appreciation and depreciation were $4,261,607 and $(1,683,671), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Pitcairn Diversified Growth Fund

--------------------------------------------------------------------------------
                                                          Shares     Value (000)
--------------------------------------------------------------------------------
COMMON STOCK (98.7%)

CONSUMER DISCRETIONARY (12.6%)
   Brinker International                                    23,330     $    847
   Harley-Davidson                                          18,750        1,029
   Hilton Hotels (A)                                        59,278        1,677
   Home Depot                                               87,098        3,117
   Jarden (A)*                                              35,555        1,083
   Men's Wearhouse                                          37,515        1,137
   Michaels Stores                                          72,485        2,989
   Walt Disney (A)                                          89,770        2,693
                                                                       --------
                                                                         14,572
                                                                       --------
CONSUMER STAPLES (10.6%)
   Altria Group                                             26,860        1,972
   PepsiCo                                                  61,723        3,706
   Procter & Gamble                                         32,122        1,786
   Wal-Mart Stores                                          99,532        4,795
                                                                       --------
                                                                         12,259
                                                                       --------
ENERGY (3.7%)
   Apache                                                   17,134        1,169
   ENSCO International                                      34,722        1,598
   Oceaneering International*                               34,153        1,566
                                                                       --------
                                                                          4,333
                                                                       --------
FINANCIALS (8.8%)
   American International Group (A)                         22,128        1,307
   Bear Stearns                                             17,075        2,392
   Capital One Financial (A)                                31,110        2,658
   First Marblehead                                         26,612        1,515
   Host Hotels & Resorts (A)                                47,955        1,049
   Wells Fargo                                              19,230        1,290
                                                                       --------
                                                                         10,211
                                                                       --------
HEALTH CARE (16.7%)
   Aetna                                                    31,835        1,271
   Amgen*                                                   52,332        3,414
   Barr Pharmaceuticals*                                    20,993        1,001
   Cytyc*                                                   37,540          952
   Eli Lilly                                                58,826        3,251
   Johnson & Johnson                                        44,581        2,671
   Laboratory Corp of America Holdings (A)*                 25,905        1,612
   Medtronic                                                75,947        3,564
   Resmed*                                                  34,537        1,622
                                                                       --------
                                                                         19,358
                                                                       --------
INDUSTRIALS (13.9%)
   3M                                                       20,991        1,696
   Cintas                                                   23,345          928
   Dover                                                    31,600        1,562
   FedEx                                                    18,035        2,108
   General Electric                                         77,644        2,559
   Goodrich                                                 26,630        1,073
   L-3 Communications Holdings                              15,165        1,144
   Norfolk Southern                                         18,118          964
   Pentair                                                  34,350        1,174
   Toro                                                     15,896          742
   United Technologies                                      33,425        2,120
                                                                       --------
                                                                         16,070
                                                                       --------


--------------------------------------------------------------------------------
                                                          Shares     Value (000)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (28.7%)**
   Alliance Data Systems (A)*                               40,175     $  2,363
   Apple Computer*                                          21,715        1,240
   Cisco Systems*                                          173,532        3,389
   Citrix Systems*                                          85,000        3,412
   EMC*                                                    171,795        1,885
   Google, Cl A*                                             4,775        2,002
   Intel                                                   204,131        3,868
   Jabil Circuit*                                           25,674          657
   Micron Technology (A)*                                  107,480        1,619
   Microsoft                                               170,626        3,976
   Motorola                                                101,579        2,047
   Oracle*                                                 106,654        1,545
   Paychex                                                  68,205        2,659
   Qualcomm                                                 30,869        1,237
   Yahoo!*                                                  40,435        1,334
                                                                       --------
                                                                         33,233
                                                                       --------
MATERIALS (2.3%)
   Air Products & Chemicals                                 23,425        1,497
   Eagle Materials                                          23,241        1,104
                                                                       --------
                                                                          2,601
                                                                       --------
TELECOMMUNICATION SERVICES (0.7%)
   Sprint Nextel                                            40,840          816
                                                                       --------
UTILITIES (0.7%)
   AES*                                                     42,894          791
                                                                       --------
Total Common Stock
   (Cost $116,202)                                                      114,244
                                                                       --------
EXCHANGE TRADED FUNDS (1.0%)
   iShares Dow Jones US Health Care
      Providers Index Fund                                  17,514          876
   iShares S&P MidCap 400 Growth Index
      Fund                                                   3,710          285
                                                                       --------
Total Exchange Traded Funds
   (Cost $1,148)                                                          1,161
                                                                       --------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
   SECURITIES (14.2%)
   BlackRock Institutional Money Market
      Trust                                             16,449,940       16,450
                                                                       --------
Total Short-Term Investment Held as Collateral for
   Loaned Securities
   (Cost $16,450)                                                        16,450
                                                                       --------
CASH EQUIVALENT (0.1%)
   PNC Bank Money Market Fund, 4.53% (B)                   120,765          121
                                                                       --------
Total Cash Equivalent
   (Cost $121)                                                              121
                                                                       --------
Total Investments (114.0%)
   (Cost $133,921)                                                     $131,976
                                                                       ========

Percentages are based on Net Assets of $115,742,659

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A) The security or a portion of this security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $16,059,726.

(B)  The rate shown was the 7-day effective yield as of June 30, 2006.

Cl -- Class

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Pitcairn Diversified Growth Fund

At June 30, 2006, the tax basis cost of the Fund's investments was $134,245,069, and the unrealized appreciation and depreciation were $13,007,567 and $(15,277,120), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Pitcairn Small Cap Fund

--------------------------------------------------------------------------------
                                                           Shares    Value (000)
--------------------------------------------------------------------------------
COMMON STOCK (100.0%)

CONSUMER DISCRETIONARY (13.7%)
   Aaron Rents                                              55,834     $ 1,501
   America's Car-Mart*                                      27,582         560
   Charming Shoppes*                                        86,872         976
   Jarden (A)*                                              29,616         902
   McCormick & Schmick's Seafood
      Restaurants*                                          47,931       1,141
   Men's Wearhouse                                          28,148         853
   Orient-Express Hotels, Cl A                              47,815       1,857
   Tenneco*                                                 62,482       1,625
   WMS Industries*                                          36,724       1,006
   Wolverine World Wide                                     48,458       1,130
                                                                       -------
                                                                        11,551
                                                                       -------
CONSUMER STAPLES (2.6%)
   Central European Distribution*                           35,338         889
   Hain Celestial Group*                                    49,796       1,283
                                                                       -------
                                                                         2,172
                                                                       -------
ENERGY (8.6%)
   Forest Oil*                                              21,077         699
   Giant Industries*                                        12,762         849
   Lufkin Industries                                        31,149       1,851
   Oceaneering International*                               25,224       1,157
   Swift Energy*                                            38,195       1,640
   W-H Energy Services*                                     19,582         995
                                                                       -------
                                                                         7,191
                                                                       -------
FINANCIALS (22.6%)
   American Equity Investment Life
      Holding (A)                                           65,010         693
   Bankunited Financial, Cl A                               22,405         684
   Central Pacific Financial                                51,759       2,003
   Community Banks                                          58,411       1,519
   CompuCredit (A)*                                         24,392         938
   First Industrial Realty Trust                            50,535       1,917
   First Marblehead                                         23,068       1,313
   Flagstar Bancorp                                         33,965         542
   Fpic Insurance Group*                                    18,160         704
   Innkeepers USA Trust                                    112,486       1,944
   IPC Holdings                                             28,598         705
   LaSalle Hotel Properties                                 41,651       1,928
   Southwest Bancorp                                        41,751       1,065
   Trico Bancshares                                         65,358       1,789
   Waddell & Reed Financial, Cl A                           59,145       1,216
                                                                       -------
                                                                        18,960
                                                                       -------
HEALTH CARE (10.5%)
   AVANIR Pharmaceuticals, Cl A (A)*                        88,375         604
   Centene*                                                 32,982         776
   Five Star Quality Care*                                  72,960         808
   Integra LifeSciences Holdings*                           23,379         907
   inVentiv Health*                                         46,441       1,337
   MannKind (A)*                                            23,680         505
   Matria Healthcare*                                       69,234       1,483
   Par Pharmaceutical*                                      64,748       1,195
   Savient Pharmaceuticals*                                157,130         825
   SuperGen*                                               103,925         377
                                                                       -------
                                                                         8,817
                                                                       -------
INDUSTRIALS (11.2%)
   Astec Industries*                                        36,225       1,236


--------------------------------------------------------------------------------
                                                           Shares    Value (000)
--------------------------------------------------------------------------------
   ElkCorp                                                  62,890     $ 1,746
   Flanders*                                                60,775         610
   Greenbrier                                               31,541       1,033
   Labor Ready*                                             75,445       1,709
   Orbital Sciences*                                        97,279       1,570
   Pacer International                                      45,748       1,490
                                                                       -------
                                                                         9,394
                                                                       -------
INFORMATION TECHNOLOGY (22.2%)
   Aeroflex*                                               167,543       1,955
   Agere Systems*                                           38,939         572
   Airspan Networks*                                       161,320         403
   Belden CDT                                               22,225         735
   Digital River*                                           44,660       1,804
   Intermec*                                                37,079         851
   Kronos*                                                  42,685       1,546
   Kulicke & Soffa Industries*                             144,155       1,068
   McData, Cl A*                                           230,808         942
   Paxar*                                                   35,579         732
   Rackable Systems*                                        23,469         927
   RF Micro Devices*                                       139,903         835
   Technitrol                                               37,330         864
   Veeco Instruments*                                       46,341       1,105
   Verint Systems*                                          51,770       1,511
   Vishay Intertechnology (A)*                              62,060         976
   webMethods*                                             190,279       1,878
                                                                       -------
                                                                        18,704
                                                                       -------
MATERIALS (5.1%)
   Aleris International*                                    32,162       1,475
   Crown Holdings*                                          85,107       1,325
   RPM International                                        80,872       1,456
                                                                       -------
                                                                         4,256
                                                                       -------
TELECOMMUNICATION SERVICES (0.9%)
   CT Communications                                        34,340         785
                                                                       -------
UTILITIES (2.6%)
   Avista                                                   65,105       1,486
   Northwest Natural Gas                                    18,724         694
                                                                       -------
                                                                         2,180
                                                                       -------
Total Common Stock
   (Cost $77,895)                                                       84,010
                                                                       -------

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (5.8%)
   BlackRock Institutional Money
      Market Trust                                       4,864,912       4,865
                                                                       -------
Total Short-Term Investment Held as Collateral
   for Loaned Securities
   (Cost $4,865)                                                         4,865
                                                                       -------
CASH EQUIVALENT (0.0%)
   PNC Bank Money Market Fund, 4.53%
      (B)                                                   38,410          38
                                                                       -------
Total Cash Equivalent
   (Cost $38)                                                               38
                                                                       -------
Total Investments (105.8%)
   (Cost $82,798)                                                      $88,913
                                                                       =======

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Pitcairn Small Cap Fund

Percentages are based on Net Assets of $84,077,663.

*    Non-income producing security.

(A) The security or a portion of this security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $4,617,506.

(B)  The rate shown was the 7-day effective yield as of June 30, 2006.

Cl -- Class

At June 30, 2006, the tax basis cost of the Fund's investments was $82,824,935, and the unrealized appreciation and depreciation were $9,603,215 and $(3,515,293), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Pitcairn Family Heritage(R) Fund

--------------------------------------------------------------------------------
                                                          Shares     Value (000)
--------------------------------------------------------------------------------
COMMON STOCK (99.3%)

CONSUMER DISCRETIONARY (11.1%)
   Aaron Rents                                              31,051     $    835
   Best Buy                                                 18,719        1,026
   Carnival                                                 32,719        1,366
   Comcast, Cl A (A)*                                       47,223        1,546
   Marriott International, Cl A                             35,290        1,345
   Men's Wearhouse                                          22,874          693
   Nike, Cl B (A)                                           14,398        1,166
   Viacom, Cl B*                                            29,456        1,056
                                                                       --------
                                                                          9,033
                                                                       --------
CONSUMER STAPLES (10.5%)
   Alberto-Culver                                           46,398        2,261
   Central European Distribution*                           50,691        1,275
   Hansen Natural*                                           3,442          655
   Wal-Mart Stores                                          51,982        2,504
   Wm. Wrigley Jr.                                          41,107        1,865
                                                                       --------
                                                                          8,560
                                                                       --------
ENERGY (7.9%)
   Apache                                                   17,149        1,170
   CARBO Ceramics                                           19,081          938
   Chesapeake Energy (A)                                    40,936        1,238
   Devon Energy                                             21,536        1,301
   Murphy Oil (A)                                           32,155        1,796
                                                                       --------
                                                                          6,443
                                                                       --------
FINANCIALS (22.8%)
   Berkshire Hathaway, Cl B (A)*                               710        2,161
   Capital One Financial (A)                                31,553        2,696
   CapitalSource                                            80,062        1,878
   Commerce Bancshares                                      42,479        2,126
   CompuCredit (A)*                                         55,180        2,121
   Federated Investors, Cl B                                59,425        1,872
   Flagstar Bancorp                                         90,489        1,444
   Philadelphia Consolidated Holding*                       23,155          703
   Progressive                                              31,556          812
   TCF Financial (A)                                       104,922        2,775
                                                                       --------
                                                                         18,588
                                                                       --------
HEALTH CARE (12.3%)
   Cephalon (A)*                                            31,067        1,867
   Eli Lilly                                                71,834        3,970
   Stryker (A)                                              65,868        2,774
   Universal Health Services, Cl B                          27,868        1,401
                                                                       --------
                                                                         10,012
                                                                       --------
INDUSTRIALS (6.8%)
   Danaher (A)                                              19,805        1,274
   General Dynamics                                         26,955        1,764
   Illinois Tool Works                                      35,302        1,677
   Werner Enterprises                                       42,423          860
                                                                       --------
                                                                          5,575
                                                                       --------
INFORMATION TECHNOLOGY (18.2%)
   Dell*                                                    63,675        1,554
   Fiserv*                                                  26,105        1,184
   Marvell Technology Group (A)*                            35,551        1,576
   Microsoft                                               103,816        2,419
   Molex, Cl A                                              51,195        1,471
   Oracle*                                                 104,588        1,515


--------------------------------------------------------------------------------
                                                          Shares     Value (000)
--------------------------------------------------------------------------------
   Paychex                                                  48,643     $  1,896
   Qualcomm                                                 31,440        1,260
   Vishay Intertechnology (A)*                              56,808          894
   Yahoo! (A)*                                              31,756        1,048
                                                                       --------
                                                                         14,817
                                                                       --------
MATERIALS (4.4%)
   EI Du Pont de Nemours (A)                                49,691        2,067
   Worthington Industries                                   72,388        1,516
                                                                       --------
                                                                          3,583
                                                                       --------
TELECOMMUNICATION SERVICES (2.1%)
   Telephone & Data Systems                                 45,173        1,757
                                                                       --------
UTILITIES (3.2%)
   AES*                                                    140,051        2,584
                                                                       --------
Total Common Stock
   (Cost $67,956)                                                        80,952
                                                                       --------
EXCHANGE TRADED FUND (0.7%)
   SPDR Trust Series 1                                       4,499          573
                                                                       --------
Total Exchange Traded Fund
   (Cost $587)                                                              573
                                                                       --------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (24.7%)
   BlackRock Institutional Money Market
      Trust                                             20,099,705       20,100
                                                                       --------
Total Short-Term Investment Held as Collateral for
    Loaned Securities
   (Cost $20,100)                                                        20,100
                                                                       --------
CASH EQUIVALENT (0.1%)
   PNC Bank Money Market Fund, 4.53%
      (B)                                                   84,290           84
                                                                       --------
Total Cash Equivalent
   (Cost $84)                                                                84
                                                                       --------
Total Investments (124.8%)
   (Cost $88,727)                                                      $101,709
                                                                       ========

Percentages are based on Net Assets of $81,513,724.

*    Non-income producing security.

(A) The security or a portion of this security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $19,520,174.

(B)  The rate shown was the 7-day effective yield as of June 30, 2006.

Cl -- Class
SPDR -- Standard & Poor's Depositary Receipt

At June 30, 2006, the tax basis cost of the Fund's investments was $88,774,662, and the unrealized appreciation and depreciation were $17,781,424 and $(4,846,620), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Pitcairn Taxable Bond Fund

--------------------------------------------------------------------------------
                                                       Face Amount
                                                          (000)      Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS (50.2%)

CONSUMER DISCRETIONARY (2.3%)
   May Department Stores
      7.625%, 08/15/13                                    $1,000       $ 1,078
                                                                       -------
CONSUMER STAPLES (2.3%)
   H.J. Heinz
      6.000%, 03/15/08                                     1,045         1,046
                                                                       -------
ENERGY (2.1%)
   Entergy Louisiana
      5.830%, 11/01/10                                     1,000           984
                                                                       -------
FINANCIALS (25.8%)
   American General Finance, MTN, Ser I
      4.625%, 05/15/09                                     1,000           971
   CIT Group
      7.750%, 04/02/12                                     1,000         1,084
      5.500%, 11/30/07                                     1,500         1,495
   Colonial Realty
      8.050%, 07/15/06                                       400           400
   Countrywide Financial
      6.250%, 05/15/16                                     1,000           980
   Ford Motor Credit
      7.375%, 10/28/09                                       904           836
      6.500%, 01/25/07                                     1,250         1,248
   HSBC Finance
      4.750%, 05/15/09                                     1,000           977
   Heller Financial
      7.375%, 11/01/09                                       500           528
   Kimco Realty, MTN, Ser B
      7.900%, 12/07/07                                       450           463
   Lehman Brothers Holdings
      7.000%, 02/01/08                                     1,316         1,341
   Merrill Lynch
      4.000%, 09/15/08                                       750           729
   Odyssey Re Holdings
      7.650%, 11/01/13                                     1,000           961
                                                                       -------
                                                                        12,013
                                                                       -------
INDUSTRIALS (11.9%)
   First Data
      3.900%, 10/01/09                                     1,500         1,419
   Gannet
      6.375%, 04/01/12                                     1,000         1,012
   Honeywell International
      7.500%, 03/01/10                                     1,052         1,115
   Tyco International Group (A)
      6.000%, 11/15/13                                     2,000         1,982
                                                                       -------
                                                                         5,528
                                                                       -------
SOVERIGN BOND (1.1%)
   Aid-Israel
      5.500%, 04/26/24                                       500           496
                                                                       -------
TELECOMMUNICATION SERVICES (4.7%)
   GTE
      8.750%, 11/01/21                                     1,000         1,164


--------------------------------------------------------------------------------
                                                       Face Amount
                                                          (000)      Value (000)
--------------------------------------------------------------------------------
   Telecom de Puerto Rico
      6.800%, 05/15/09                                    $1,000       $ 1,014
                                                                       -------
                                                                         2,178
                                                                       -------
Total Corporate Bonds
   (Cost $23,863)                                                       23,323
                                                                       -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (26.2%)
   FHLB
      5.000%, 08/10/10                                     1,000          977
   FHLB, Ser EX10
      5.000%, 09/01/10                                     1,500        1,465
   FHLB, Ser RA18
      5.125%, 06/26/18                                     1,635         1,521
   FHLMC
      6.250%, 03/05/12                                     1,500         1,504
      5.200%, 03/05/19                                     1,000           938
   FHLMC, MTN
      5.050%, 01/26/15                                     1,000           967
      4.650%, 10/10/13                                     1,500         1,410
   FHLMC, MTN (B)
      6.995%, 04/04/36                                     5,000           588
      6.257%, 03/04/19                                     1,000           445
   FNMA
      8.200%, 03/10/16                                     1,000         1,198
   TVA, Ser B
      6.235%, 07/15/45                                     1,175         1,158
                                                                       -------
Total U.S. Government Agency Obligations
   (Cost $12,357)                                                       12,171
                                                                       -------
U.S. TREASURY OBLIGATIONS (15.6%)
   U.S. Treasury Bonds
      8.750%, 05/15/17                                     1,500         1,935
      8.125%, 08/15/19                                     1,500         1,899
      7.875%, 02/15/21                                       615           774
      7.625%, 11/15/22                                       913         1,140
      7.500%, 11/15/16 (A)                                   830           982
      5.375%, 02/15/31 (A)                                   500           509
                                                                       -------
Total U.S. Treasury Obligations
   (Cost $6,879)                                                         7,239
                                                                       -------
MUNICIPAL BONDS (3.5%)

MARYLAND (2.5%)
   Baltimore, Consolidated Public
      Improvement GO, Ser B, AMBAC
      5.000%, 10/15/10                                     1,185         1,163
                                                                       -------
NEW YORK (1.0%)
   Sales Tax Asset Receivable RB, Ser B,
      FGIC
      4.760%, 10/15/15                                       500           464
                                                                       -------
Total Municipal Bonds
   (Cost $1,719)                                                         1,627
                                                                       -------

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Pitcairn Taxable Bond Fund

--------------------------------------------------------------------------------
                                                           Shares    Value (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (7.7%)
   BlackRock Institutional Money Market
      Trust                                              3,576,550     $ 3,577
                                                                       -------
Total Short-Term Investment Held as Collateral for
   Loaned Securities
   (Cost $3,577)                                                         3,577
                                                                       -------
CASH EQUIVALENT (3.5%)
   PNC Bank Money Market Fund, 4.53% (B)                 1,627,430       1,627
                                                                       -------
Total Cash Equivalent
   (Cost $1,627)                                                         1,627
                                                                       -------
Total Investments (106.7%)
   (Cost $50,022)                                                      $49,564
                                                                       =======

Percentages are based on Net Assets of $46,470,652.

(A) The security or a portion of this security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $3,473,000.

(B)  The rate shown was the 7-day effective yield as of June 30, 2006.

AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GO -- General Obligation
MTN -- Medium Term Note
RB -- Revenue Bond
Ser -- Series
TVA -- Tennessee Valley Authority

At June 30, 2006, the tax basis cost of the Fund's investments was $50,021,794, and the unrealized appreciation and depreciation were $668,575 and $(1,126,308), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Pitcairn Tax-Exempt Bond Fund

--------------------------------------------------------------------------------
                                                       Face Amount
                                                          (000)      Value (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (100.7%)
ALABAMA (0.9%)
   Bessemer RB, AMBAC, Callable
      02/01/10 @ 102
      5.600%, 02/01/30                                    $1,000       $ 1,059
                                                                       -------
ARIZONA (0.9%)
   Arizona School Facilities
      Board COP, MBIA,
      Pre-Refunded 03/01/13 @ 100
      5.250%, 09/01/17                                     1,000         1,069
                                                                       -------
CALIFORNIA (10.1%)
   California Community College
      Finance Authority RB,
      Mission Community College,
      MBIA, Callable 05/01/07 @ 102
      5.500%, 05/01/17                                     1,000         1,034
   California Health Facilities
      Finance Authority RB, St.
      Francis Memorial Hospital,
      Ser C, ETM
      5.875%, 11/01/23                                     2,000         2,344
   California State GO, AMBAC,
      Callable 04/01/14 @ 100
      5.000%, 04/01/31                                     3,000         3,049
   California State GO, Callable
      02/01/13 @ 100
      5.250%, 02/01/33                                     1,840         1,891
   California State, Economic
      Recovery GO, Ser A, Callable
      07/01/11 @ 100
      5.000%, 07/01/17                                     2,000         2,065
   California State, Statewide
      Communities Developmental
      Authority, Pollution Control
      Revenue, Southern California
      Edison, RB, Ser A, XLCA
      4.100%, 04/01/28                                       500           497
   Stockton Housing Facility RB,
      O'Connor Woods Project, Ser
      A, ETM, GNMA, Callable
      05/06/05 @ 100
      5.200%, 09/20/09                                       550           552
                                                                       -------
                                                                        11,432
                                                                       -------
COLORADO (0.9%)
   South Suburban Park &
      Recreation District GO,
      AMBAC, Callable 09/15/10 @ 100
      5.375%, 09/15/18                                     1,000         1,049
                                                                       -------
DELAWARE (0.9%)
   Delaware State, Economic
      Development Authority,
      Pollution Control RB,
      Delmarva Power, AMBAC,
      Callable 05/01/11 @ 100 (A)
      4.900%, 05/01/26                                     1,000         1,024
                                                                       -------
DISTRICT OF COLUMBIA (1.1%)
   District of Columbia RB,
      Howard University Project, MBIA
      5.500%, 10/01/16                                     1,000         1,097


--------------------------------------------------------------------------------
                                                       Face Amount
                                                          (000)      Value (000)
--------------------------------------------------------------------------------
   Washington D.C., Convention
      Center Authority RB,
      Dedicated Tax Revenue,
      Senior Lien, AMBAC, Callable
      10/01/08 @ 101
      5.250%, 10/01/09                                    $  200        $  208
                                                                        ------
                                                                         1,305
                                                                        ------
FLORIDA (2.2%)
   Orlando Utilities Commission,
      Water & Electric RB,
      Callable 10/01/11 @ 101
      5.250%, 10/01/20                                     1,090         1,146
   Tampa Water & Sewer Revenue
      RB, Pre-Refunded 10/01/09 @ 101
      5.500%, 10/01/29                                     1,300         1,374
                                                                        ------
                                                                         2,520
                                                                        ------
GEORGIA (2.1%)
   Henry County, Water & Sewer
      Authority RB, AMBAC
      6.150%, 02/01/20                                     2,000         2,362
                                                                        ------
HAWAII (3.9%)
   Honolulu, City & County GO,
      Ser B, ETM
      8.000%, 10/01/10                                     1,680         1,942
   University of Hawaii RB, Ser
      A, FGIC, Callable 07/15/12 @ 100
      5.500%, 07/15/21                                     2,385         2,546
                                                                        ------
                                                                         4,488
                                                                        ------
ILLINOIS (7.8%)
   Chicago GO, FGIC, Callable
      01/01/08 @ 102
      5.500%, 01/01/21                                       400           417
   Chicago GO, FGIC, Pre-Refunded
      01/01/08 @ 102
      5.500%, 01/01/21                                     1,100         1,148
   Chicago, Park District GO,
      Aquarium & Museum Project,
      FGIC, Callable 01/01/08 @ 100
      5.500%, 01/01/10                                     1,000         1,023
   Illinois Development Finance
      Authority RB, Elgin School
      District Project, FSA (B)
      4.513%, 01/01/18                                     2,350         1,375
   Illinois Health Facilities
      Authority RB, Hospital
      Sisters Services Project,
      Ser A, MBIA, Callable
      06/01/08 @ 101
      5.250%, 06/01/12                                     1,000         1,031
   Metropolitan Pier & Exposition
      Authority RB, Illinois
      Dedicated State Tax Revenue,
      AMBAC, Callable 06/01/07 @ 101
      5.125%, 06/01/13                                     1,200         1,224
   Metropolitan Pier & Exposition
      Authority RB, Illinois
      Dedicated State Tax Revenue,
      Ser A, FGIC
      5.500%, 12/15/23                                       500           558
   Metropolitan Pier & Exposition
      Authority RB, Illinois
      Dedicated State Tax Revenue,
      Ser A, FGIC, ETM
      5.500%, 12/15/23                                       500           553

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Pitcairn Tax-Exempt Bond Fund

--------------------------------------------------------------------------------
                                                       Face Amount
                                                          (000)      Value (000)
--------------------------------------------------------------------------------
   Will County, Community School
      District GO, USD #365, FSA (B)
      6.403%, 11/01/12                                    $2,000        $1,523
                                                                        ------
                                                                         8,852
                                                                        ------
INDIANA (4.7%)
   Indiana Transportation Finance
      Authority RB, Ser A, MBIA
      6.800%, 12/01/16                                     1,000         1,154
   Indiana University Revenue,
      Student Fee, RB, Ser P, AMBAC
      5.000%, 08/01/18                                     3,000         3,120
   Indianapolis, Public
      Improvement Authority RB,
      Ser A, Callable 01/01/10 @ 101
      6.000%, 01/01/25                                     1,000         1,076
                                                                        ------
                                                                         5,350
                                                                        ------
KENTUCKY (1.0%)
   Kentucky State, Property &
      Buildings Commission RB,
      Project Number 67,
      Pre-Refunded 09/01/10 @ 100
      5.625%, 09/01/13                                     1,050         1,118
                                                                        ------
LOUISIANA (2.0%)
   Louisiana Public Facilities
      Authority RB, Franciscan
      Missionaries Project, Ser A, FSA
      5.500%, 07/01/11                                     2,115         2,236
                                                                        ------
MASSACHUSETTS (2.9%)
   Massachusetts State, Housing
      Finance Agency RB, Ser B,
      MBIA, Callable 06/01/08 @ 101
      5.300%, 12/01/17                                     1,000         1,019
   Massachusetts State, Special
      Obligation RB, Consolidated
      Loan, Ser A, Callable
      06/01/08 @ 101
      5.000%, 06/01/15                                        70            72
   Massachusetts State, Special
      Obligation RB, Consolidated
      Loan, Ser A, Pre-Refunded
      06/01/08 @ 101
      5.000%, 06/01/15                                       930           959
   Massachusetts State, Water
      Resources Authority RB, Ser
      D, MBIA, GOA
      6.000%, 08/01/14                                     1,060         1,192
                                                                        ------
                                                                         3,242
                                                                        ------
MICHIGAN (0.9%)
   Michigan State, Building
      Authority RB, Facilities
      Program, Ser II, MBIA,
      Callable 10/15/13 @ 100
      5.000%, 10/15/23                                     1,000         1,026
                                                                        ------
MISSISSIPPI (0.9%)
   Mississippi Development Bank
      RB, Capital Project &
      Equipment Acquisition, Ser
      A2, AMBAC
      5.000%, 07/01/24                                     1,000         1,050
                                                                        ------


--------------------------------------------------------------------------------
                                                       Face Amount
                                                          (000)      Value (000)
--------------------------------------------------------------------------------
NEVADA (1.8%)
   Nevada Systems, Higher
      Education University RB, Ser
      B, AMBAC,  Callable,
      01/01/16 @ 100
      5.000%, 07/01/35                                    $2,000       $ 2,028
                                                                       -------
NEW JERSEY (0.4%)
   New Jersey State GO, Ser D
      6.000%, 02/15/11                                       150           163
   New Jersey State,
      Transportation System RB, Ser A
      5.625%, 06/15/14                                       250           274
                                                                       -------
                                                                           437
                                                                       -------
NEW YORK (10.7%)
   New York City, Municipal
      Financial Water & Sewer
      System Revenue, RB, Ser B,
      Callable 06/15/16 @ 100
      5.000%, 06/15/36                                     1,750         1,781
   New York City, Transitional
      Finance Authority RB, Ser A,
      Callable 11/01/11 @ 100 (A)
      5.500%, 11/01/26                                     3,715         3,954
   New York State, Mortgage
      Agency RB, Homeowner
      Mortgage, Ser 80, Callable
      03/01/09 @ 101
      5.100%, 10/01/17                                     1,000         1,026
   New York State, Municipal Bond
      Bank Agency RB, Special
      School Purpose, Ser C,
      Callable 06/01/13 @ 100
      5.500%, 06/01/15                                     3,000         3,206
   New York State, Thruway
      Authority RB, Highway and
      Bridge Project, Callable
      04/01/12 @ 100
      5.500%, 04/01/15                                     2,000         2,133
                                                                       -------
                                                                        12,100
                                                                       -------
NORTH CAROLINA (3.1%)
   Charlotte, Mecklenburg
      Hospital Authority, North
      Carolina Health Care Systems
      RB, Ser A, Callable 01/15/11 @ 101
      5.000%, 01/15/31                                     1,000         1,012
   North Carolina State, Eastern
      Municipal Power Authority
      RB, Ser B, MBIA, Callable
      01/01/07 @ 102
      5.800%, 01/01/16                                     1,000         1,030
   University of North Carolina
      Wilmington, RB, AMBAC,
      Callable 01/01/13 @ 100
      5.250%, 01/01/21                                     1,380         1,456
                                                                       -------
                                                                         3,498
                                                                       -------
OKLAHOMA (1.8%)
   Oklahoma State, Health Systems
      Industries Authority RB,
      Integris Baptist Project,
      Ser D, AMBAC, Callable
      08/15/06 @ 102
      5.000%, 08/15/14                                     2,000         2,042
                                                                       -------

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Pitcairn Tax-Exempt Bond Fund

--------------------------------------------------------------------------------
                                                       Face Amount
                                                          (000)      Value (000)
--------------------------------------------------------------------------------
PENNSYLVANIA (15.2%)
   Chester County, Health & Education
      Facilities Authority RB, Devereux
      Foundation, Callable 11/01/16 @ 100
      5.000%, 11/01/22                                    $1,345       $ 1,365
   Coatesville School District GO, FSA,
      Callable 08/15/14 @ 100
      5.250%, 08/15/18                                     3,000         3,172
   Lancaster, Higher Education Authority
      RB, Franklin & Marshall College,
      Callable 04/15/16 @ 100
      5.000%, 04/15/19                                     1,150         1,192
   Norwin Penn School District GO,
      FGIC, Pre-Refunded 04/01/10 @ 100
      6.000%, 04/01/24                                     2,000         2,132
   Owen J Roberts School District, FSA,
      Callable 05/15/16 @ 100
      4.750%, 05/15/25                                     1,000         1,003
   Pennsylvania State, Higher Educational
      Facilities Authority RB, Saint
      Joseph's University, Callable
      05/01/06 @ 100 (LOC: Allied Irish
      Banks PLC) (A)
      5.000%, 05/01/11                                     1,270         1,272
   Pennsylvania State, Higher Educational
      Facilities Authority RB, University
      Properties Student Housing, CIFG,
      Callable 08/01/16 @ 100
      5.000%, 08/01/35                                     1,000         1,013
   Pennsylvania State, Public School
      Building Authority RB, Harrisburg
      Area Community College Project,
      AMBAC, Callable 04/01/14 @ 100
      5.250%, 04/01/24                                     1,000         1,051
   Pennsylvania State, Turnpike
      Commission, Turnpike Revenue, Ser
      A, Callable 06/01/16 @ 100
      5.000%, 12/01/25                                     1,500         1,547
   Philadelphia, Authority for Industrial
      Development Lease Revenue RB, Ser
      B, FSA, Callable 10/01/11 @ 101
      5.500%, 10/01/12                                     1,500         1,612
   Philadelphia, Hospital & Higher
      Education Authority RB, Presbyterian
      Medical Center Project, ETM
      6.500%, 12/01/11                                     1,300         1,384
   Philadelphia, Water & Waste Water
      RB, MBIA
      6.250%, 08/01/09                                       525           560
                                                                       -------
                                                                        17,303
                                                                       -------
PUERTO RICO (0.7%)
   Puerto Rico Electric Power Authority
      RB, Ser RR, Callable 07/01/15 @ 100
      5.000%, 07/01/29                                       500           510
   Puerto Rico, Commonwealth Public
      Improvements, Ser A
      5.000%, 07/01/09                                       250           255
                                                                       -------
                                                                           765
                                                                       -------


--------------------------------------------------------------------------------
                                                       Face Amount
                                                          (000)      Value (000)
--------------------------------------------------------------------------------
RHODE ISLAND (1.1%)
   Rhode Island, Depositors Economic
      Protection Authority RB, Special
      Obligation, Ser A, ETM
      6.375%, 08/01/22                                    $1,000       $ 1,210
                                                                       -------
SOUTH CAROLINA (6.4%)
   Darlington County, Water & Sewer
      Authority RB, AMBAC, Callable
      12/01/12 @  101
      5.625%, 12/01/23                                     2,530         2,726
   Piedmont, Municipal Power Agency
      Authority RB, South Carolina
      Electric Project, MBIA, ETM
      6.250%, 01/01/09                                     1,000         1,055
   South Carolina State, Public Service
      Authority RB, Ser A, AMBAC
      Callable 01/01/14 @ 100
      5.000%, 01/01/39                                     3,415         3,454
                                                                       -------
                                                                         7,235
                                                                       -------
TEXAS (10.8%)
   Amarillo, Independent School District,
      School Building, GO, PSF-GTD, Ser
      A, Callable 02/01/13 @ 100
      5.000%, 02/01/24                                     2,000         2,043
   Cypress-Fairbanks, Independent School
      District, GO, PSF-GTD, Callable
      02/15/16 @ 100
      4.750%, 02/15/30                                     1,100         1,079
   Denton, Texas, Independent School
      District, GO, PSF-GTD, Callable
      08/15/16 @ 70.627 (B)
      5.030%, 08/15/23                                     2,500         1,034
   Duncanville, Independent School
      District, GO, PSF-GTD, Callable
      02/15/13 @ 100
      5.650%, 02/15/28                                        10            11
   Duncanville, Independent School
      District, GO, PSF-GTD, Pre-
      Refunded 02/15/13 @ 100
      5.650%, 02/15/28                                     1,340         1,462
   Fort Worth Water & Sewer RB,
      Partially Pre-Refunded 08/15/10
      @ 100
      5.750%, 02/15/14                                     2,000         2,131
   Harris County, Healthcare Facilities
      Development Authority RB, Christus
      Health Project, Ser A, MBIA,
      Callable 07/01/09 @ 101
      5.375%, 07/01/24                                     1,850         1,943
   Houston, Water & Sewer Systems
      Authority RB, Junior Lien, Ser C,
      FGIC, Pre-Refunded 12/01/07 @ 101
      5.375%, 12/01/27                                     1,140         1,176
   San Antonio GO, ETM
      5.000%, 08/01/07                                        15            15
   Texas Water Development Board RB,
      Revolving Fund, Senior Lein, Ser B,
      Callable 01/15/10 @ 100
      5.500%, 07/15/15                                     1,250         1,310
                                                                       -------
                                                                        12,204
                                                                       -------

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Pitcairn Tax-Exempt Bond Fund

--------------------------------------------------------------------------------
                                                       Face Amount
                                                          (000)      Value (000)
--------------------------------------------------------------------------------
UTAH (1.8%)
   Utah Transit Authority Sales Tax RB,
   SerA, FSA, Callable 12/15/12 @ 100
      5.000%, 06/15/24                                    $2,000       $  2,055
                                                                       --------
WASHINGTON (3.7%)
   Central Puget Sound, Regional
      Transportation Authority RB,
      Sales Tax & Motor Project, FGIC
      5.250%, 02/01/21                                     1,000          1,076
   Clark County, School District No. 177
      GO, AMBAC
      5.250%, 12/01/14                                     1,000          1,070
   Washington State GO, Ser A, FSA
      5.000%, 07/01/20                                     1,000          1,035
   Washington State, Economic
      Development Finance
      Authority, Biomedical
      Research Property II RB,
      MBIA, Callabe 12/01/15 @ 100
      5.250%, 06/01/19                                     1,000          1,055
                                                                       --------
                                                                          4,236
                                                                       --------
Total Municipal Bonds
   (Cost $111,982)                                                      114,295
                                                                       --------
Total Investments (100.7%)
   (Cost $111,982)                                                     $114,295
                                                                       ========

Percentages are based on Net Assets of $113,463,200.

(A) Variable rate security - The rate shown was the rate in effect on June 30, 2006.

(B) Zero coupon security - The rate shown was the effective yield at time of purchase.

AMBAC -- American Municipal Bond Assurance Corporation
CIFG -- CDC IXIS Financial Guaranty
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
GNMA -- Government National Mortgage Association
GO -- General Obligation
GOA -- General Obligation of Authority
LOC -- Letter of Credit
MBIA -- Municipal Bond Insurance Association
PLC -- Public Limited Company
PSF-GTD -- Permanent School Fund - Guaranteed
RB -- Revenue Bond
Ser -- Series
USD -- Unified School District
XLCA -- XL Capital Assurance

At June 30, 2006, the tax basis cost of the Fund's investments was $111,759,748, and the unrealized appreciation and depreciation were $3,223,847 and $(688,197), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Sands Capital Select Growth Fund

--------------------------------------------------------------------------------
                                                           Shares    Value (000)
--------------------------------------------------------------------------------
COMMON STOCK (96.6%)

CONSUMER DISCRETIONARY (23.4%)
   Apollo Group, Cl A (A)*                                 424,600     $ 21,939
   Bed Bath & Beyond*                                       26,719          886
   eBay (A)*                                               990,400       29,009
   Lowe's (A)                                              346,500       21,022
   Starbucks (A)*                                        1,204,900       45,497
                                                                       --------
                                                                        118,353
                                                                       --------
CONSUMER STAPLES (3.4%)
   Walgreen (A)                                            388,000       17,398
                                                                       --------
ENERGY (2.9%)
   Schlumberger                                            222,700       14,500
                                                                       --------
FINANCIALS (10.0%)
  Chicago Mercantile Exchange
      Holdings (A)                                          54,000       26,522
   Intercontinental Exchange*                              119,500        6,924
   Moody's (A)                                             309,400       16,850
                                                                       --------
                                                                         50,296
                                                                       --------
HEALTH CARE (31.5%)
   Abraxis BioScience (A)*                                 216,900        5,171
   Allergan (A)                                            196,600       21,087
   Genentech (A)*                                          418,300       34,217
   Genzyme (A)*                                            387,500       23,657
   Intuitive Surgical (A)*                                  69,900        8,246
   Medtronic                                               215,000       10,088
   Patterson (A)*                                          193,300        6,752
   Stryker                                                 278,600       11,732
   Teva Pharmaceutical Industries
      ADR (A)                                              658,800       20,811
   Varian Medical Systems*                                 207,200        9,811
   Zimmer Holdings (A)*                                    135,900        7,708
                                                                       --------
                                                                        159,280
                                                                       --------
INFORMATION TECHNOLOGY (23.2%)
   Apple Computer*                                         207,200       11,835
   Google, Cl A (A)*                                       114,700       48,097
   Iron Mountain*                                          160,000        5,981
   Qualcomm                                                498,300       19,967
   Red Hat*                                                517,600       12,112
   Yahoo!*                                                 589,000       19,437
                                                                       --------
                                                                        117,429
                                                                       --------
TELECOMMUNICATION SERVICES (2.2%)
   America Movil ADR (A)                                   337,400       11,222
                                                                       --------
Total Common Stock
   (Cost $483,437)                                                      488,478
                                                                       --------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
   LOANED SECURITIES (24.6%)
   BlackRock Institutional Money Market
      Trust                                             124,126,921     124,127
                                                                       --------
Total Short-Term Investment Held as Collateral for
   Loaned Securities
   (Cost $124,127)                                                      124,127
                                                                       --------


--------------------------------------------------------------------------------
                                                           Shares    Value (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT (2.4%)
   BlackRock TempCash Fund,
      Institutional Shares, 5.04% (B)                   12,055,008     $ 12,055
                                                                       --------
Total Cash Equivalent
   (Cost $12,055)                                                        12,055
                                                                       --------
Total Investments (123.6%)
   (Cost $619,619)                                                     $624,660
                                                                       ========

Percentages are based on Net Assets of $505,556,092.

*    Non-income producing security.

(A) The security or a portion of this security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $120,503,511.

(B)  The rate shown was the 7-day effective yield as of June 30, 2006.

ADR -- American Depositary Receipt
Cl -- Class

At June 30, 2006, the tax basis cost of the Fund's investments was $620,105,890, and the unrealized appreciation and depreciation were $55,395,832 and $(50,841,410), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation TIP Mid Cap Fund

--------------------------------------------------------------------------------
                                                           Shares    Value (000)
--------------------------------------------------------------------------------
COMMON STOCK (78.8%)

CONSUMER DISCRETIONARY (6.8%)
   Autoliv                                                   1,020      $   58
   Gaylord Entertainment*                                      880          38
   Orient-Express Hotels, Cl A                               1,380          54
   Petsmart                                                  2,090          54
   Station Casinos                                             720          49
   Warner Music Group                                        2,110          62
                                                                        ------
                                                                           315
                                                                        ------
CONSUMER STAPLES (4.7%)
   Alberto-Culver                                            1,150          56
   Church & Dwight                                           1,290          47
   Hansen Natural*                                             270          51
   Hormel Foods                                              1,710          64
                                                                        ------
                                                                           218
                                                                        ------
ENERGY (6.1%)
   Acergy ADR*                                               2,960          45
   Cameron International*                                    1,290          62
   Covanta Holding*                                          3,930          69
   FMC Technologies*                                           900          61
   Range Resources                                           1,605          44
                                                                        ------
                                                                           281
                                                                        ------
FINANCIALS (15.3%)
   Alexandria Real Estate Equities                             440          39
   Assurant                                                  1,380          67
   CompuCredit*                                              1,040          40
   Cullen/Frost Bankers                                        970          56
   East West Bancorp                                         1,190          45
   Essex Property Trust                                        440          49
   Fidelity National Financial                               1,360          53
   Global Cash Access*                                       2,380          37
   Hanover Insurance Group                                     830          39
   Investment Technology Group*                              1,010          51
   People's Bank                                             1,682          55
   Reckson Associates Realty                                 1,020          42
   SL Green Realty                                             590          65
   Stancorp Financial Group                                    900          46
   SVB Financial Group*                                        430          20
                                                                        ------
                                                                           704
                                                                        ------
HEALTH CARE (9.7%)
   Covance*                                                  1,090          67
   Dade Behring Holdings                                       900          37
   DaVita*                                                     590          29
   Emdeon*                                                   4,050          50
   IMS Health                                                2,560          69
   Intuitive Surgical*                                         330          39
   Invitrogen*                                                 650          43
   Sierra Health Services*                                   1,370          62
   Universal Health Services, Cl B                             940          47
                                                                        ------
                                                                           443
                                                                        ------
INDUSTRIALS (18.7%)
   Amerco*                                                     310          31
   Ametek                                                    1,270          60
   Brink's                                                   1,140          64
   Carlisle                                                    460          37
   Copart*                                                   2,020          50
   Corrections Corp of America*                              1,180          62
   Harsco                                                      490          38


--------------------------------------------------------------------------------
                                                           Shares    Value (000)
--------------------------------------------------------------------------------
   Laidlaw International*                                    2,330      $   59
   MSC Industrial Direct, Cl A                               1,010          48
   Oshkosh Truck                                               760          36
   Precision Castparts                                       1,060          63
   Roper Industries                                          1,230          58
   Steelcase, Cl A                                           2,550          42
   Trinity Industries                                        1,140          46
   US Airways Group*                                         1,190          60
   W.W. Grainger                                               760          57
   Walter Industries                                           830          48
                                                                        ------
                                                                           859
                                                                        ------
INFORMATION TECHNOLOGY (9.7%)
   Akamai Technologies*                                      1,670          60
   Amphenol, Cl A                                              880          49
   BEA Systems*                                              3,830          50
   Factset Research Systems                                  1,270          60
   Global Payments                                             900          44
   Harris                                                      910          38
   Intersil, Cl A                                            1,780          41
   MEMC Electronic Materials*                                1,090          41
   Tellabs*                                                  4,470          60
                                                                        ------
                                                                           443
                                                                        ------
MATERIALS (1.5%)
   Martin Marietta Materials                                   330          30
   Sonoco Products                                           1,190          38
                                                                        ------
                                                                            68
                                                                        ------
TELECOMMUNICATION SERVICES (2.6%)
   Leap Wireless International*                              1,330          63
   NII Holdings*                                               980          56
                                                                        ------
                                                                           119
                                                                        ------
UTILITIES (3.7%)
   Allegheny Energy*                                         1,560          58
   MDU Resources Group                                       1,420          52
   National Fuel Gas                                         1,670          59
                                                                        ------
                                                                           169
                                                                        ------
Total Common Stock
   (Cost $3,473)                                                         3,619
                                                                        ------
CASH EQUIVALENTS (26.9%)
   BlackRock TempCash Fund,
      Institutional Shares, 5.04% (A)                       31,352          31
   BlackRock TempFund,
      Institutional Shares, 5.02% (A)                       31,352          31
   PNC Bank Money Market Fund, 4.53% (A)                 1,170,486       1,170
                                                                        ------
Total Cash Equivalents
   (Cost $1,232)                                                         1,232
                                                                        ------
Total Investments (105.7%)
   (Cost $4,705)                                                        $4,851
                                                                        ======

Percentages are based on Net Assets of $4,587,729.

*    Non-income producing security.

(A)  The rate shown was the 7-day effective yield as of June 30, 2006.

ADR -- American Depositary Receipt
Cl -- Class

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation TIP Mid Cap Fund

At June 30, 2006, the tax basis cost of the Fund's investments was $4,707,590, and the unrealized appreciation and depreciation were $189,719 and $(46,791), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation TIP Healthcare & Biotechnology Fund

--------------------------------------------------------------------------------
                                                          Shares     Value (000)
--------------------------------------------------------------------------------
COMMON STOCK (95.0%)

HEALTH CARE (95.0%)
   Allergan (A)                                              9,070     $   973
   AmerisourceBergen                                        21,800         914
   Amylin Pharmaceuticals (A)*                              25,440       1,256
   Arena Pharmaceuticals*                                   31,450         364
   AstraZeneca ADR                                          23,100       1,382
   Caremark Rx*                                             18,940         944
   Celgene*                                                 31,560       1,497
   Community Health Systems*                                37,430       1,376
   Cypress Bioscience*                                      65,600         403
   DaVita*                                                  35,370       1,758
   Fisher Scientific International*                         16,300       1,191
   Forest Laboratories*                                     15,960         617
   Genentech (A)*                                           20,800       1,701
   Genzyme (A)*                                             25,950       1,584
   Gilead Sciences (A)*                                     56,030       3,315
   Henry Schein (A)*                                        38,832       1,815
   Humana*                                                  25,320       1,360
   Johnson & Johnson                                        69,260       4,150
   Medco Health Solutions (A)*                              34,770       1,992
   Myogen*                                                  33,100         960
   New River Pharmaceuticals (A)*                           42,050       1,198
   Pfizer                                                  178,690       4,194
   Pharmaceutical Product Development                       31,570       1,109
   Pozen*                                                   31,440         221
   Quality Systems*                                         51,010       1,878
   Quest Diagnostics                                        36,930       2,213
   Regeneron Pharmaceuticals*                               24,380         313
   Resmed (A)*                                              43,930       2,062
   Roche Holdings ADR                                       27,190       2,243
   Shire ADR                                                47,248       2,090
   Sierra Health Services*                                  12,890         580
   United Surgical Partners International*                  11,430         344
   UnitedHealth Group                                       48,719       2,182
   Varian Medical Systems*                                  10,080         477
   WellCare Health Plans*                                   11,010         540
   WellPoint*                                               30,920       2,250
   Wyeth                                                    40,160       1,783
                                                                       -------
                                                                        55,229
                                                                       -------
Total Common Stock
   (Cost $50,835)                                                       55,229
                                                                       -------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
   SECURITIES (23.4%)
   BlackRock Institutional Money Market
      Trust                                             13,594,201      13,594
                                                                       -------
Total Short-Term Investment Held as Collateral for
   Loaned Securities
   (Cost $13,594)                                                       13,594
                                                                       -------
CASH EQUIVALENT (0.1%)
   BlackRock TempCash Fund,
      Institutional Shares, 5.04% (B)                       87,128          87
                                                                       -------
Total Cash Equivalent
   (Cost $87)                                                               87
                                                                       -------
Total Investments (118.5%)
   (Cost $64,516)                                                      $68,910
                                                                       =======

Percentages are based on Net Assets of $58,143,579.

*    Non-income producing security.

(A) The security or a portion of this security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $13,319,300.

(B)  The rate shown was the 7-day effective yield as of June 30, 2006.

ADR -- American Depositary Receipt

At June 30, 2006, the tax basis cost of the Fund's investments was $65,086,706 and the unrealized appreciation and depreciation were $6,156,132 and $(2,332,840), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation International Equity Fund

--------------------------------------------------------------------------------
                                                            Shares   Value (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK (97.7%)
AUSTRALIA (3.8%)
   ABB Grain                                                 6,300      $   32
   Adelaide Bank                                             7,500          72
   Adelaide Brighton                                        34,558          66
   Alesco                                                   10,123          68
   Amcor                                                    33,096         164
   Ansell                                                   11,410          82
   AWB                                                      20,136          65
   Bank of Queensland                                        7,018          73
   BHP Billiton                                             15,900         343
   Boral                                                    21,742         132
   Coates Hire                                              11,800          56
   Commonwealth Bank of Australia                           22,263         735
   DCA Group                                                32,263          67
   Downer EDI*                                              19,100         106
   Futuris                                                  49,300          77
   Iluka Resources                                           6,100          30
   Insurance Australia Group*                               52,700         209
   Leighton Holdings                                         9,140         118
   Lend Lease                                               14,842         154
   Lion Nathan                                              18,800         109
   Macmahon Holdings                                       127,983          76
   New Hope                                                100,173          91
   PaperlinX*                                               32,500          75
   Promina Group                                            36,957         154
   Qantas Airways                                            4,600          10
   QBE Insurance Group                                      15,200         232
   Rinker Group                                             22,700         276
   Rio Tinto                                                 8,911         515
   Santos                                                   16,401         147
   Sims Group                                                6,400          95
   Smorgon Steel Group*                                     75,299          94
   Straits Resources                                        19,400          57
   Sun-Metway                                               17,600         253
   Symbion Health                                           42,700          97
   TAB Holdings*                                            14,800         167
   Telstra                                                 158,900         434
                                                                        ------
                                                                         5,531
                                                                        ------
AUSTRIA (1.0%)
   Austrian Airlines*                                        4,911          42
   Boehler-Uddeholm*                                         2,034         111
   IMMOFINANZ Immobilien Anlagen*                           27,000         300
   OMV*                                                      9,200         548
   Voestalpine                                               2,773         421
                                                                        ------
                                                                         1,422
                                                                        ------
BELGIUM (1.4%)
   D'ieteren*                                                   34          11
   Delhaize Group*                                           6,387         443
   Fortis                                                   33,800       1,153
   Solvay*                                                   4,113         473
   Umicore                                                      18           2
                                                                        ------
                                                                         2,082
                                                                        ------
CANADA (6.8%)
   Agnico-Eagle Mines                                        9,100         302
   Agrium                                                    1,200          28
   Alcan                                                    11,000         515
   Astral Media                                              3,900         122
   Atco, Cl I                                                4,100         134
   ATI Technologies*                                        17,100         248


--------------------------------------------------------------------------------
                                                           Shares    Value (000)
--------------------------------------------------------------------------------
   AUR Resources                                               300      $    5
   Bank of Montreal                                         11,100         597
   Bank of Nova Scotia                                       8,600         341
   Barrick Gold                                             10,500         310
   Biovail                                                  10,600         247
   Canada Bread                                                300          17
   Canadian Imperial Bank of Commerce                        6,400         428
   Canadian National Railway                                 4,300         188
   Canadian Tire, Cl A                                         500          30
   Canadian Utilities, Cl A                                  8,000         264
   Canfor*                                                   1,100          13
   Cascades                                                  6,200          61
   Celestica*                                               14,100         133
   CGI Group, Cl A*                                         26,400         165
   Corus Entertainment, Cl B                                 3,100         101
   Dundee Wealth Management                                  1,300          13
   Dundee, Cl A*                                             1,100          36
   EnCana                                                   15,600         821
   George Weston                                             1,500         107
   Husky Injection Molding Systems*                            100          --
   Inmet Mining                                              3,700         138
   IPSCO                                                     3,300         316
   Kingsway Financial Services                               3,100          56
   Linamar                                                   2,500          33
   LionOre Mining International*                             2,100          11
   Manulife Financial                                        5,300         168
   Methanex                                                  8,200         173
   MI Developments, Cl A                                     3,400         115
   National Bank of Canada                                   8,300         424
   Norbord                                                   9,800          83
   Open Text*                                                  100           1
   Petro-Canada                                             12,500         593
   Power Corp of Canada                                      4,020         106
   RioCan Real Estate Investment Trust                       1,800          35
   Royal Bank of Canada                                     20,400         828
   Saputo                                                    1,200          38
   Sobeys                                                    4,100         139
   Sun Life Financial                                       11,800         469
   Suncor Energy                                               200          16
   Teck Cominco, Cl B                                        4,400         264
   TELUS                                                    11,700         472
   Toronto-Dominion Bank                                     1,000          51
   Torstar, Cl B                                             5,400          97
   Transcontinental, Cl A                                    6,200         106
                                                                        ------
                                                                         9,958
                                                                        ------
CHINA (0.4%)
   China Life Insurance, Cl H                               65,000         102
   Harbin Power Equipment, Cl H                             68,000          81
   PetroChina, Cl H                                        242,000         259
   PICC Property & Casualty, Cl H                          299,000         110
   Tencent Holdings*                                        28,000          59
   Weiqiao Textile, Cl H*                                   32,000          41
                                                                        ------
                                                                           652
                                                                        ------
DENMARK (1.3%)
   AP Moller - Maersk                                          102         794
   Danske Bank                                              20,546         782
   Monberg & Thorsen, Cl B                                   2,600         268
                                                                        ------
                                                                         1,844
                                                                        ------
FINLAND (1.6%)
   Finnair*                                                 13,500         210
   Nokia                                                    84,300       1,721

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation International Equity Fund

--------------------------------------------------------------------------------
                                                            Shares   Value (000)
--------------------------------------------------------------------------------
   Rautaruukki*                                             11,000      $  332
                                                                        ------
                                                                         2,263
                                                                        ------
FRANCE (5.8%)
   Air France-KLM                                            10,971        258
   Alcatel*                                                   3,000         38
   Bouygues                                                   8,023        412
   Capgemini                                                  7,200        411
   Casino Guichard Perrachon*                                   313         24
   Cie de Saint-Gobain*                                      11,600        829
   Ciments Francais*                                          2,100        349
   CNP Assurances                                             5,800        551
   Compagnie Generale de
      Geophysique*                                              206         36
   Compagnie Generale des
      Etablissements Michelin, Cl B                           8,236        495
   Credit Agricole                                           17,681        673
   Geodis                                                     1,046        171
   IDI                                                          336         17
   LDC                                                          858         75
   Natexis Banques Populaires                                 2,150        495
   Peugeot*                                                   3,593        224
   Remy Cointreau                                             4,500        231
   Sanofi-Aventis                                             7,600        742
   Sodexho Alliance                                           9,200        442
   Total*                                                    25,764      1,695
   Valeo                                                      7,200        256
   Veolia Environnement                                       1,403         72
                                                                        ------
                                                                         8,496
                                                                        ------
GERMANY (6.7%)
   Allianz                                                   5,772         912
   Bayer                                                    22,700       1,043
   Bilfinger Berger*                                         3,600         196
   DaimlerChrysler                                          24,300       1,201
   Deutsche Bank                                            11,800       1,328
   E.ON                                                     12,700       1,462
   Fresenius*                                                2,500         413
   Infineon Technologies*                                   37,800         421
   Merck*                                                    3,806         346
   Mobilcom*                                                 7,723         165
   Norddeutsche Affinerie*                                   2,801          69
   Rheinmetall*                                              1,200          84
   Siemens                                                  15,900       1,383
   ThyssenKrupp*                                            21,500         736
                                                                        ------
                                                                         9,759
                                                                        ------
GREECE (0.5%)
   Bank of Greece*                                           1,666         198
   Coca Cola Hellenic Bottling*                             10,775         321
   Hellenic Petroleum*                                      18,900         252
                                                                        ------
                                                                           771
                                                                        ------
HONG KONG (1.7%)
   Cathay Pacific Airways                                   86,000         151
   Chevalier International Holdings                         38,000          48
   China Mobile                                             49,000         280
   Chinese Estates Holdings                                 71,415          77
   CLP Holdings                                             50,500         296
   Fubon Bank Hong Kong                                     42,000          15
   Guoco Group                                              10,000         118
   Hang Lung Properties                                     39,000          70
   Hang Seng Bank                                           15,300         194
   Hong Kong Ferry Holdings                                 10,000          11
   Hongkong & Shanghai Hotels                               12,588          14


--------------------------------------------------------------------------------
                                                            Shares   Value (000)
--------------------------------------------------------------------------------
   HongKong Electric Holdings                               29,000      $  131
   Hopewell Holdings                                        14,000          39
   Hopson Development Holdings                              44,000          91
   Jardine Strategic Holdings                               17,000         184
   Kerry Properties                                         38,500         131
   Next Media                                              114,000          64
   SUNeVision Holdings*                                    246,500          41
   Swire Pacific, Cl A                                      12,500         129
   TAI Cheung Holdings                                      63,000          32
   Transport International Holdings                         20,400         107
   Vtech Holdings                                           14,000          73
   Wheelock Properties                                     105,000          82
   Wing Lung Bank                                            2,600          22
   Wing On International                                    23,100          39
   Winsor Properties Holdings                               21,000          30
                                                                        ------
                                                                         2,469
                                                                        ------
IRELAND (0.1%)
   Dragon Oil*                                               47,445        139
                                                                        ------
ITALY (4.6%)
   Banca Intesa                                             149,100        873
   Buzzi Unicem*                                             15,900        365
   Caltagirone*                                               5,067         57
   Cam Finanziara*                                          151,100        338
   Cementir                                                  56,700        417
   CIR-Compagnie Industriali
      Riunite                                                77,500        221
   Danieli*                                                   5,852         65
   ENI                                                       29,400        866
   Finmeccanica                                               5,197        115
   Fondiaria-Sai*                                             8,400        343
   Gruppo Coin*                                              84,500        427
   Italcementi*                                              15,200        385
   Pirelli & C*                                             128,815        112
   Sanpaolo IMI                                              43,782        774
   Snam Rete Gas*                                            12,001         53
   Telecom Italia*                                          387,700      1,080
   UniCredito Italiano                                       26,800        210
                                                                        ------
                                                                         6,701
                                                                        ------
JAPAN (22.7%)
   Acom                                                      5,270         286
   Aderans                                                   2,800          76
   Aichi Bank                                                  700          79
   Aichi Machine Industry*                                   7,000          20
   Airport Facilities                                        3,600          24
   Alfresa Holdings                                            600          37
   All Nippon Airways*                                      64,000         246
   Alps Electric                                            10,100         126
   Amada*                                                   20,000         210
   AOKI Holdings                                             1,600          28
   Aoyama Trading*                                           4,400         138
   Arc Land Sakamoto                                         1,400          21
   Asahi Breweries                                          19,400         272
   Asahi Glass                                              35,000         444
   Astellas Pharma                                          12,500         459
   Asunaro Aoki Construction*                                3,000          22
   Bank of Saga                                             13,000          47
   BMB*                                                      6,000          24
   BML                                                       1,500          32
   Brother Industries                                       15,000         148
   Calsonic Kansei                                          17,000         108
   Canon                                                    25,950       1,272
   Canon Marketing Japan                                     7,000         144
   Cawachi*                                                  1,700          58

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation International Equity Fund

--------------------------------------------------------------------------------
                                                            Shares   Value (000)
--------------------------------------------------------------------------------
   Central Glass                                            14,000      $   83
   Central Japan Railway                                        71         707
   Chudenko                                                  3,900          62
   Chukyo Bank                                              15,000          46
   Citizen Watch                                            15,400         140
   Coca-Cola Central Japan                                       6          50
   Cosmo Oil                                                36,000         162
   Dai-Dan                                                   4,000          25
   Daido Metal                                               4,000          25
   Daiei*                                                    5,300         111
   Daiichikosho*                                             4,800          54
   Dainippon Ink and Chemicals*                             22,000          82
   Daisyo                                                    1,500          23
   Daiwa House Industry*                                     5,000          80
   Daiwa Securities Group                                   43,000         513
   East Japan Railway                                           10          74
   Ebara*                                                   23,000          98
   ES-Con Japan*                                                12          22
   Fuji Electric Holdings                                   34,000         178
   Fuji Heavy Industries                                    33,000         193
   Fuji Photo Film                                          16,300         547
   Fujitec                                                   7,000          46
   Fujitsu                                                  67,000         519
   Fujitsu Business Systems                                  1,800          27
   Fujitsu Devices                                           3,000          43
   Fukuda Denshi                                             1,300          43
   Furukawa Electric*                                       32,000         207
   Furuno Electric                                           2,000          21
   Futaba                                                    3,100          80
   Hankyu Holdings*                                         45,000         220
   Hanwa                                                    16,000          62
   Haseko*                                                  46,500         158
   Hazama*                                                   6,300          13
   Hitachi                                                 104,000         687
   Hitachi Metals                                           17,000         167
   Inabata                                                   4,300          34
   Inpex Holdings*                                              46         406
   Itochu                                                    5,000          44
   Japan Airlines*                                          72,000         181
   Japan Airport Terminal                                    6,600          72
   Japan Digital Laboratory                                  2,500          36
   Japan Tobacco                                               130         474
   Japan Wool Textile                                        7,000          60
   JFE Holdings                                             18,100         767
   JS Group                                                 12,100         254
   Kaga Electronics                                          2,100          43
   Kagawa Bank                                               6,000          38
   Kaken Pharmaceutical                                      8,000          60
   Kamei*                                                    3,000          23
   Kanto Auto Works                                          4,600          57
   Kasumi                                                    5,000          31
   Keihanshin Real Estate                                    4,000          28
   Kinden*                                                  14,000         120
   Kobe Steel*                                             112,000         350
   Komatsu                                                  31,000         616
   Komori                                                    5,000         106
   Konaka                                                    1,700          33
   Konica Minolta Holdings*                                 22,500         284
   Kumamoto Family Bank*                                     8,000          20
   Kurabo Industries*                                       18,000          57
   Kyokuto Kaihatsu Kogyo                                    3,300          25
   Kyudenko                                                  6,000          36
   Kyushu-Shinwa Holdings*                                  26,000          38
   Leopalace21*                                              6,200         214
   Maeda*                                                   12,000          61


--------------------------------------------------------------------------------
                                                            Shares   Value (000)
--------------------------------------------------------------------------------
   Maeda Road Construction*                                  7,000      $   53
   Maezawa Kasei Industries                                  1,100          18
   Maezawa Kyuso Industries                                  1,200          19
   Mandom                                                    1,800          44
   Maruzen Showa Unyu                                        7,000          25
   Matsushita Electric Industrial                           47,000         992
   Matsuya Foods                                             1,300          23
   Meiko Trans                                               1,000          13
   Meiwa Estate*                                             1,700          27
   Mie Bank                                                  9,000          49
   Mikuni Coca-Cola Bottling                                 3,600          41
   Minebea*                                                  1,000           5
   Mitsuba*                                                  4,000          43
   Mitsubishi                                                5,100         102
   Mitsubishi Chemical Holdings                             43,000         269
   Mitsubishi Heavy Industries*                            107,000         462
   Mitsubishi Materials*                                    46,000         196
   Mitsubishi UFJ Financial Group                              147       2,056
   Mitsubishi UFJ Securities*                               22,000         284
   Mitsui Mining*                                            2,000           4
   Mitsui Mining & Smelting*                                29,000         171
   Mitsui Sumitomo Insurance*                               51,000         641
   Mitsuuroko*                                               5,000          36
   Nagase*                                                   3,000          40
   Nagoya Railroad                                          49,000         159
   Nakayama Steel Works                                     10,000          38
   Nanto Bank                                               17,000          97
   NEC Fielding                                              3,500          41
   NEC Networks & System Integration                         2,900          36
   New Japan Radio                                           3,000          21
   Nichicon                                                  5,200          64
   Nichiden*                                                 1,100          35
   Nihon Yamamura Glass                                      9,000          27
   Nikko Cordial                                            30,000         384
   Nippo*                                                    8,000          68
   Nippon Denko*                                             8,000          23
   Nippon Denwa Shisetsu                                     5,000          19
   Nippon Konpo Unyu Soko                                    5,000          71
   Nippon Mining Holdings*                                  33,500         282
   Nippon Oil                                               45,000         329
   Nippon Sheet Glass                                        8,000          44
   Nippon Shokubai                                          11,000         134
   Nippon Steel*                                           210,000         795
   Nippon Telegraph & Telephone                                146         716
   Nippon Yusen KK                                          49,000         319
   Nishi-Nippon Railroad                                     8,000          31
   Nissei                                                    2,200          27
   Nisshin Fudosan*                                          1,400          21
   Nisshin Steel                                            50,000         161
   Nissin                                                    8,000          34
   Noritake                                                 10,000          56
   Noritz                                                    3,400          62
   NTT DoCoMo                                                  179         263
   Ohmoto Gumi*                                              3,000          22
   Oiles                                                     1,500          31
   Okinawa Electric Power                                    1,200          72
   Okuwa                                                     4,000          51
   Onoken                                                    1,400          20
   Onward Kashiyama*                                        10,000         154
   Orient*                                                  46,000         150
   Osaka Gas                                                15,000          48
   Osaka Steel                                               1,800          33
   Paramount Bed                                             2,100          48
   Piolax                                                    1,000          22
   Ricoh                                                    24,000         471

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation International Equity Fund

--------------------------------------------------------------------------------
                                                            Shares   Value (000)
--------------------------------------------------------------------------------
   Riso Kagaku*                                              1,100     $    19
   Rohm                                                      2,200         197
   Ryosan                                                    2,500          66
   Sakata INX                                                1,000           6
   San-Ai Oil*                                               6,000          26
   San-In Godo Bank                                         11,000         105
   Sanden                                                   11,000          47
   Sanshin Electronics                                       3,000          33
   Sanwa Shutter                                            14,000          82
   Sanyo Electric*                                          88,000         190
   Sanyo Shinpan Finance                                     2,140         109
   Satori Electric                                           1,300          20
   Sazaby League*                                            1,400          40
   Secom Joshinetsu*                                           800          19
   Seino Holdings*                                          10,000         106
   Sekisui House                                             6,000          82
   Sekisui Jushi                                             4,000          30
   Shidax*                                                      23          27
   Shindengen Electric Manufacturing                         6,000          30
   Shinki                                                    4,300          26
   Shinko Shoji*                                             3,000          40
   Shinmaywa Industries                                      8,000          42
   Shinsei Bank                                             32,000         203
   Shobunsha Publications*                                   1,200          16
   Showa Shell Sekiyu                                       14,600         171
   Sinanen*                                                  6,000          30
   Sojitz*                                                  24,400          96
   Sompo Japan Insurance*                                   25,000         350
   Sparx Asset Management                                      110         115
   STB Leasing                                               1,400          22
   Sumitomo Electric Industries                             26,200         384
   Sumitomo Metal Mining*                                   14,000         183
   Sumitomo Mitsui Financial Group*                            120       1,269
   Sumitomo Osaka Cement*                                   28,000          86
   Suzuken                                                   4,900         194
   Tachi-S                                                   2,400          23
   Taihei Dengyo Kaisha*                                     1,000           7
   Taiheiyo Cement*                                         44,000         162
   Taiho Kogyo                                               1,800          24
   Taikisha                                                  2,900          36
   Takamatsu*                                                2,400          46
   Takefuji                                                  4,750         283
   Teijin                                                   38,000         241
   Teikoku Tsushin Kogyo                                     4,000          20
   TKC                                                       2,000          43
   Toagosei                                                 17,000          66
   Toho Bank                                                 7,000          32
   Tohokushinsha Film*                                       3,000          32
   Tokai                                                       100           1
   Tokyo Steel Manufacturing                                 2,900          63
   Tokyo Style*                                              7,000          83
   Tokyu Community                                           1,000          28
   Tomy                                                      1,100           8
   Topy Industries                                          16,000          57
   Torii Pharmaceutical                                      2,000          35
   Toshiba TEC                                              18,000          89
   Towa Real Estate Development*                             7,500          43
   Toyota Motor                                             14,400         754
   Trusco Nakayama                                           2,200          43
   UFJ Central Leasing                                       1,600          81
   Unimat Life*                                              1,400          18
   Unipres                                                   2,900          26
   UNY                                                      10,000         147
   Wakachiku Construction*                                   9,000          15
   Wakita*                                                   4,000          36


--------------------------------------------------------------------------------
                                                            Shares   Value (000)
--------------------------------------------------------------------------------
   West Japan Railway                                           72     $   299
   Yamaichi Electronics                                      1,300          14
   Yamato Kogyo                                              4,800         107
   Yorozu                                                    1,400          13
   Yuraku Real Estate*                                       4,000          22
   Yurtec                                                    6,000          32
                                                                       -------
                                                                        33,039
                                                                       -------
MAURITIUS (0.0%)
   Golden Agri-Resources                                    33,000          15
                                                                       -------
NETHERLANDS (5.3%)
   ABN AMRO Holding                                         24,778         678
   Aegon                                                    18,909         323
   Akzo Nobel                                                  342          18
   Buhrmann                                                 14,900         216
   European Aeronautic Defence and Space                    12,522         360
   Fortis Bank Nederland Holding*                            3,125          --
   Heijmans                                                  2,038         101
   ING Groep                                                11,095         436
   Koninklijke BAM Groep*                                    1,996          40
   Koninklijke DSM                                          11,700         487
   OPG Groep*                                                1,927         168
   Royal Dutch Shell, Cl A                                  42,000       1,413
   Royal Dutch Shell, Cl B*                                 73,700       2,577
   Unilever*                                                38,500         873
   Van der Moolen Holding*                                   2,081          15
                                                                       -------
                                                                         7,705
                                                                       -------
NEW ZEALAND (0.1%)
   Fisher & Paykel Healthcare                                2,200           6
   Mainfreight                                               5,279          18
   New Zealand Refining                                     13,658          55
                                                                       -------
                                                                            79
                                                                       -------
NORWAY (0.4%)
   Norsk Hydro                                              22,496         596
                                                                       -------
PORTUGAL (0.1%)
   Banco Comercial Portugues, Cl A                          71,349         203
                                                                       -------
SINGAPORE (0.7%)
   Asia Food & Properties*                                 168,000          75
   Guocoland*                                               36,000          55
   Jardine Cycle & Carriage*                                 7,000          44
   Oversea-Chinese Banking*                                 71,000         296
   Overseas Union Enterprise*                               12,000          77
   Singapore Airlines*                                      18,000         145
   United Overseas Bank                                     34,000         335
                                                                       -------
                                                                         1,027
                                                                       -------
SOUTH KOREA (3.1%)
   Daewoo Engineering &
   Construction                                              9,510         135
   Doosan Heavy Industries and Construction                     30           1
   Green Cross Holdings                                      1,040          54
   Hankook Tire                                              7,960          94
   Honam Petrochemical                                       1,100          54
   Hyundai Development                                       2,130          92
   Hyundai Merchant Marine                                   6,190         119
   Hyundai Motor                                             5,210         443
   Kia Motors                                                6,240         107
   Kookmin Bank                                              7,420         610
   Korea Electric Power                                      6,630         246

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation International Equity Fund

--------------------------------------------------------------------------------
                                                            Shares   Value (000)
--------------------------------------------------------------------------------
   Korean Reinsurance                                           72     $      1
   KT                                                        2,030           84
   NHN*                                                        550          191
   POSCO                                                     2,107          565
   S-Oil                                                     1,540          109
   Samsung Electronics                                         800          509
   Samsung Fire & Marine Insurance                             280           38
   Samsung Heavy Industries                                  8,090          187
   Samsung Securities                                        2,490          134
   Samsung Techwin                                           3,940          108
   SK Telecom                                                1,130          243
   Tong Yang Investment Bank*                                6,170           80
   Woori Finance Holdings                                   11,250          212
   Woori Investment & Securities                             5,510          115
                                                                       --------
                                                                          4,531
                                                                       --------
SPAIN (4.6%)
   Acciona                                                   3,000          466
   Banco Bilbao Vizcaya Argentaria*                          8,000          164
   Banco Popular Espanol*                                   15,627          233
   Banco Santander Central Hispano                         117,300        1,713
   Cementos Portland Valderrivas                             2,600          270
   Cia Espanola de Petroleos                                 2,717          194
   Mapfre                                                      369            7
   Fomento de Construcciones y Contratas                     6,000          456
   Gestevision Telecinco                                       778           19
   Iberdrola*                                               30,400        1,047
   Iberia Lineas Aereas de Espana*                          94,309          244
   Inmobiliaria Urbis                                       10,351          211
   La Seda de Barcelona, Cl B*                              83,999          239
   Telefonica                                               91,175        1,518
                                                                       --------
                                                                          6,781
                                                                       --------
SWEDEN (1.4%)
   Boliden*                                                 23,000          424
   Bure Equity*                                             23,599            9
   Nordea Bank                                               2,745           33
   Saab                                                     10,900          277
   SAS*                                                     20,000          210
   Tele2, Cl B                                              27,800          281
   TeliaSonera                                             131,200          746
                                                                       --------
                                                                          1,980
                                                                       --------
SWITZERLAND (7.6%)
   Agie Charmilles Holding                                     200           23
   Bobst Group                                               1,207           53
   Ciba Specialty Chemicals*                                 6,000          335
   Compagnie Financiere Richemont*                          15,500          710
   Credit Suisse Group                                      24,612        1,377
   Georg Fischer*                                               91           39
   Gurit Holding*                                              168           94
   Holcim*                                                   8,000          613
   Kardex*                                                   4,400          193
   Medisize Holding*                                         1,680          115
   Nestle                                                    1,250          393
   Novartis                                                 21,000        1,137
   Roche Holding                                             6,800        1,124
   Serono*                                                     480          332
   Siegfried Holding                                         1,687          240
   Sulzer*                                                     390          292
   Swiss Life Holding*                                       1,890          443
   Swiss Reinsurance                                        10,700          748
   UBS                                                       7,448          816
   Vaudoise Assurances Holding*                                265           37
   WMH Walter Meier, Cl A*                                      93            9


--------------------------------------------------------------------------------
                                                            Shares   Value (000)
--------------------------------------------------------------------------------
   Xstrata                                                  20,700     $    785
   Zueblin Immobilien Holding*                              21,900          203
   Zurich Financial Services*                                4,450          976
                                                                       --------
                                                                         11,087
                                                                       --------
UNITED KINGDOM (16.0%)
   3i Group                                                 28,024          467
   Amec                                                     35,667          210
   Amvescap*                                                45,560          417
   Anglo American                                           33,700        1,382
   Antofagasta                                              54,000          417
   Arla Foods UK                                             8,475            8
   Arriva                                                   24,300          268
   AstraZeneca                                               4,200          254
   Aviva                                                    73,100        1,035
   BAE Systems                                             113,955          779
   Barclays                                                 20,558          234
   BHP Billiton                                             70,400        1,366
   BP                                                       97,200        1,133
   British Airways*                                          5,411           34
   British Polythene Industries                              1,744           19
   Carnival                                                    194            8
   Compass Group                                           107,400          521
   Corus Group                                              55,460          468
   Expro International Group                                31,800          400
   Filtronic                                                 5,512           23
   Firstgroup                                               33,995          295
   Gallaher Group                                           13,017          203
   GKN                                                       1,873           10
   GlaxoSmithKline                                          34,800          972
   Greene King                                                 703           11
   Group 4 Securicor                                        28,454           88
   Hanson                                                   16,674          202
   HBOS                                                     73,400        1,276
   Henderson Group                                         140,336          197
   HSBC Holdings                                            49,857          876
   Investec                                                  6,503          310
   Kazakhmys                                                 1,503           33
   Legal & General Group                                   284,000          674
   Liberty International                                    10,788          212
   Lloyds TSB Group                                         14,000          138
   LogicaCMG                                                25,540           82
   Millennium & Copthorne Hotels                             7,531           60
   National Express Group                                    4,280           70
   Old Mutual                                              213,000          643
   Prudential                                               80,500          910
   Rio Tinto                                                23,100        1,221
   Royal Bank of Scotland Group                             59,600        1,959
   Schroders                                                   501            9
   Scottish & Newcastle                                     26,783          252
   Scottish Power                                           63,708          687
   Severn Trent                                              1,104           24
   Shire                                                    28,800          420
   Stagecoach Group                                        130,000          277
   Stolt-Nielsen*                                            4,638          109
   Unilever*                                                40,275          906
   Vedanta Resources                                        14,690          370
   Vodafone Group                                          202,800          432
                                                                       --------
                                                                         23,371
                                                                       --------
Total Foreign Common Stock
   (Cost $132,962)                                                      142,501
                                                                       --------

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation International Equity Fund

--------------------------------------------------------------------------------
                                                            Shares   Value (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (0.1%)
   BlackRock TempCash Fund,
      Institutional Shares, 5.04% (A)                       21,000     $     21
   BlackRock TempFund,
      Institutional Shares, 5.02% (A)                       21,553           22
   PNC Bank Money Market Fund, 4.53% (A)                    81,704           82
                                                                       --------
Total Cash Equivalents
   (Cost $125)                                                              125
                                                                       --------
Total Investments (97.8%)
   (Cost $133,087)                                                     $142,626
                                                                       ========

Percentages are based on Net Assets of $145,842,698.

*    Non-income producing security.

(A)  The rate shown was the 7-day effective yield as of June 30, 2006.

Cl -- Class

Amounts designated as "--" are either $0 or have been rounded to $0.

At June 30, 2006, the tax basis cost of the Fund's investments was $133,086,573, and the unrealized appreciation and depreciation were $13,223,217 and $(3,683,848) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Small Cap Value Opportunities Fund

--------------------------------------------------------------------------------
                                                            Shares   Value (000)
--------------------------------------------------------------------------------
COMMON STOCK (90.3%)

CONSUMER DISCRETIONARY (10.9%)
   American Greetings, Cl A                                140,702     $ 2,956
   Belo, Cl A                                              176,700       2,756
   Benihana*                                                14,207         387
   Benihana, Cl A*                                          16,295         442
   Bob Evans Farms                                          44,670       1,341
   Callaway Golf                                           186,500       2,423
   Domino's Pizza                                           48,420       1,198
   DSW*                                                     34,390       1,252
   Finish Line, Cl A                                       202,900       2,400
   K-Swiss, Cl A                                            22,800         609
   Men's Wearhouse                                          43,980       1,333
   Orient-Express Hotels, Cl A                              32,700       1,270
   Phillips-Van Heusen                                      40,360       1,540
   Pinnacle Entertainment*                                  41,370       1,268
   Polaris Industries                                       47,600       2,061
   Steiner Leisure*                                         36,100       1,427
   Too*                                                     30,380       1,166
   United Auto Group                                        71,000       1,516
                                                                       -------
                                                                        27,345
                                                                       -------
CONSUMER STAPLES (1.6%)
   Del Monte Foods                                         130,700       1,468
   Flowers Foods                                            43,240       1,238
   NBTY*                                                    31,980         765
   Performance Food Group*                                  19,930         605
                                                                       -------
                                                                         4,076
                                                                       -------
ENERGY (16.3%)
   Berry Petroleum, Cl A                                   121,400       4,024
   Cimarex Energy                                          150,000       6,450
   Comstock Resources*                                      49,610       1,481
   Covanta Holding (A)*                                    103,770       1,832
   Encore Acquisition*                                     196,100       5,261
   Helmerich & Payne                                        51,700       3,116
   Hydril*                                                  20,530       1,612
   James River Coal*                                       106,100       2,811
   Lufkin Industries                                        22,200       1,319
   Oil States International*                                44,170       1,514
   Remington Oil & Gas*                                     67,900       2,986
   Southwestern Energy*                                     51,200       1,595
   Tidewater                                                61,700       3,036
   Whiting Petroleum*                                       94,700       3,965
                                                                       -------
                                                                        41,002
                                                                       -------
FINANCIALS (19.1%)
   1st Source                                               54,200       1,834
   Advanta, Cl B                                            44,380       1,595
   BioMed Realty Trust                                      59,690       1,787
   Cardinal Financial                                       79,470         923
   Columbia Equity Trust                                    84,320       1,295
   Commercial Capital Bancorp                              105,700       1,665
   Corporate Office Properties Trust                        35,180       1,480
   Delphi Financial Group, Cl A                             36,390       1,323
   EastGroup Properties                                     32,570       1,520
   Fidelity Bankshares                                      51,280       1,632
   First Community Bancorp                                  22,500       1,329
   First Midwest Bancorp                                    35,280       1,308
   First Republic Bank                                      34,255       1,569
   First State Bancorporation                               51,400       1,222
   Fpic Insurance Group*                                    38,520       1,493
   Greater Bay Bancorp                                      47,660       1,370


--------------------------------------------------------------------------------
                                                            Shares   Value (000)
--------------------------------------------------------------------------------
   Hanmi Financial                                          62,500     $ 1,215
   Heritage Commerce*                                       66,390       1,646
   Hub International Limited                                43,100       1,130
   LaSalle Hotel Properties                                 35,670       1,652
   MAF Bancorp                                              33,292       1,426
   Maguire Properties                                       38,660       1,360
   MarketAxess Holdings*                                   100,600       1,108
   Mid-America Apartment Communities                        25,010       1,394
   Navigators Group*                                        22,320         978
   Nelnet, Cl A (A)*                                        23,030         934
   Ohio Casualty                                            44,620       1,327
   ProAssurance*                                            24,210       1,166
   Provident Bankshares                                     34,890       1,270
   Signature Bank*                                          56,910       1,843
   UCBH Holdings                                            36,200         599
   UMB Financial                                            48,380       1,613
   United America Indemnity, Cl A*                          63,350       1,320
   United Fire & Casualty                                   40,000       1,205
   Virginia Commerce Bancorp*                               63,837       1,526
                                                                       -------
                                                                        48,057
                                                                       -------
HEALTH CARE (5.4%)
  Analogic                                                  54,897       2,559
  Apria Healthcare Group*                                  117,500       2,221
  Horizon Health*                                           55,040       1,149
  Magellan Health Services*                                 34,980       1,585
  Manor Care                                                29,200       1,370
  PolyMedica                                                30,220       1,087
  Trizetto Group*                                          104,875       1,551
  West Pharmaceutical Services                              55,390       2,009
                                                                       -------
                                                                        13,531
                                                                       -------
INDUSTRIALS (21.7%)
   ACCO Brands*                                            130,000       2,847
   Actuant, Cl A                                            10,780         538
   Airtran Holdings*                                       214,000       3,180
   Alaska Air Group*                                        15,750         621
   Albany International, Cl A                               33,400       1,416
   Amerco*                                                  18,700       1,882
   American Commercial Lines (A)*                           30,267       1,824
   Aviall*                                                  24,700       1,174
   Brink's                                                  32,100       1,811
   Clean Harbors*                                           38,820       1,565
   Consolidated Graphics*                                   25,600       1,333
   DRS Technologies (A)                                     21,390       1,043
   Ennis                                                    73,500       1,446
   EnPro Industries*                                        36,760       1,235
   FTI Consulting*                                          33,750         903
   Gardner Denver*                                          40,840       1,572
   Greenbrier                                               70,200       2,298
   Griffon*                                                 73,930       1,930
   Kaman                                                    49,940         909
   Kaydon                                                   38,800       1,448
   KHD Humboldt Wedag International
      ADR*                                                  27,130         729
   Kirby*                                                   39,150       1,546
   LB Foster, Cl A*                                         26,980         655
   Lincoln Electric Holdings                                32,500       2,036
   NCI Building Systems*                                     9,740         518
   Nordson                                                  25,270       1,243
   PHH*                                                     39,510       1,088
   Tetra Tech*                                              66,970       1,188
   Titan International (A)                                  65,360       1,223
   Trinity Industries                                       68,400       2,763
   Wabtec                                                   44,960       1,681

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Small Cap Value Opportunities Fund

--------------------------------------------------------------------------------
                                                          Shares     Value (000)
--------------------------------------------------------------------------------
   Walter Industries (A)                                    31,700     $  1,828
   Washington Group International*                          58,020        3,095
   Watts Water Technologies, Cl A                           27,300          916
   Werner Enterprises                                      107,200        2,173
   Williams Scotsman International*                         46,450        1,014
                                                                       --------
                                                                         54,671
                                                                       --------
INFORMATION TECHNOLOGY (5.9%)
   Aeroflex*                                               105,330        1,229
   Benchmark Electronics*                                   57,015        1,375
   Brocade Communications Systems*                         246,750        1,515
   Gerber Scientific*                                      118,220        1,538
   Gevity HR                                                62,450        1,658
   Intergraph*                                              28,080          884
   MoneyGram International                                  45,300        1,538
   NAM TAI Electronics                                      42,180          944
   Reynolds & Reynolds, Cl A                                43,970        1,349
   THQ*                                                     54,910        1,186
   Varian Semiconductor Equipment
      Associates*                                           48,410        1,579
                                                                       --------
                                                                         14,795
                                                                       --------
MATERIALS (4.3%)
   Aleris International*                                    28,170        1,292
   Arch Chemicals                                           32,210        1,161
   Bowater                                                 126,900        2,887
   Century Aluminum*                                        41,800        1,492
   Foundation Coal Holdings                                 24,830        1,165
   Ladish*                                                  17,820          668
   Martin Marietta Materials                                16,700        1,522
   OM Group*                                                25,800          796
                                                                       --------
                                                                         10,983
                                                                       --------
TELECOMMUNICATION SERVICES (1.2%)
   Arris Group*                                            104,360        1,369
   IDT, Cl B*                                              128,220        1,768
                                                                       --------
                                                                          3,137
                                                                       --------
UTILITIES (3.9%)
   Allete                                                   32,400        1,534
   El Paso Electric                                         28,860          582
   National Fuel Gas                                        81,400        2,860
   New Jersey Resources                                     24,290        1,136
   UGI                                                      60,000        1,477
   WPS Resources                                            44,000        2,184
                                                                       --------
                                                                          9,773
                                                                       --------
Total Common Stock
   (Cost $218,138)                                                      227,370
                                                                       --------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
   SECURITIES (3.2%)
   BlackRock Institutional Money Market
      Trust                                              8,046,306        8,046
                                                                       --------
Total Short-Term Investment Held as Collateral for
   Loaned Securities
   (Cost $8,046)                                                          8,046
                                                                       --------


--------------------------------------------------------------------------------
                                                            Shares   Value (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT (8.9%)
   PNC Bank Money Market Fund, 4.53%
      (B)                                               22,317,982     $ 22,318
                                                                       --------
Total Cash Equivalent
   (Cost $22,318)                                                        22,318
                                                                       --------
Total Investments (102.4%)
   (Cost $248,502)                                                     $257,734
                                                                       ========

Percentages are based on Net Assets of $251,590,394.

*    Non-income producing security.

(A) The security or a portion of this security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 was $8,046,261.

(B)  The rate shown was the 7-day effective yield as of June 30, 2006.

ADR -- American Depositary Receipt
Cl -- Class

At June 30, 2006, the tax basis cost of the Fund's investments was $248,856,078, and the unrealized appreciation and depreciation were $18,723,639 and $(9,845,848), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments
--------------------------------------------------------------------------------
CONSTELLATION FUNDS   June 30, 2006 (Unaudited)

Constellation Strategic Value and High Income Fund

--------------------------------------------------------------------------------
                                                            Shares   Value (000)
--------------------------------------------------------------------------------
AFFILIATED EQUITY FUND (60.7%)
   Constellation Small Cap Value
      Opportunities Fund, Class II Shares                   71,473      $1,397
                                                                        ------
Total Affiliated Equity Fund
   (Cost $1,245)                                                         1,397
                                                                        ------
AFFILIATED FIXED INCOME FUNDS (39.6%)
   Constellation Chartwell Ultra Short
      Duration Fixed Income Fund,
      Class I Shares                                        46,125         461
   Constellation Clover Core Fixed
      Income Fund, Class I Shares                           48,131         451
                                                                        ------
Total Affiliated Fixed Income Funds
   (Cost $914)                                                             912
                                                                        ------
Total Investments (100.3%)
   (Cost $2,159)                                                        $2,309
                                                                        ======

Percentages are based on Net Assets of $2,300,250.

At June 30, 2006, the tax basis cost of the Fund's investments was $2,167,031, and the unrealized appreciation and depreciation were $178,410 and $(36,837), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


                                        1